Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	Intra-Cellular Therapies, Inc.
Entity Central Index Key	0001567514
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock	Jun. 30, 2013 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock	Jun. 30, 2013 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock
Current assets:
Cash and cash equivalents	$ 8,340,347	$ 15,645,528	$ 13,693,215
Cash				49	4,070
Certificates of deposit	1,958,062	3,500,000	9,200,123
Accounts receivable	275,925	300,429	349,063
Prepaid expenses and other current assets	144,678	188,702	114,468
Total Current Assets	10,719,012	19,634,659	23,356,869	49	4,070
Property and equipment, net	56,017	58,266	67,056
Other assets	130,755	130,755	170,800
Total assets	10,905,784	19,823,680	23,594,725	49	4,070
Current liabilities:
Accounts payable	2,779,212	41,608	595,864
Accounts payable and accrued expenses				23,732	26,170
Accrued liabilities	3,097,887	588,065	1,103,486
Loan payable - related party				3,400
Accrued employee benefits	726,261	726,657	669,739
Note payable - related party				5,900
Deferred revenue	833,346	1,666,674	1,666,666
Convertible promissory notes	15,289,893	15,173,013
Total current liabilities	22,726,599	18,196,017	4,035,755	33,032	26,170
Deferred revenue - long-term			1,666,667
Redeemable Convertible Preferred Stock, value	31,680,209	30,834,292				6,903,992	6,755,992	6,459,992	9,166,871	8,936,955	8,475,905	15,609,346	15,141,345	14,205,340
COMMITMENTS AND CONTINGENCIES
Stockholders' deficit:
Preferred stock, value
Common stock, value	11,669	11,270	11,202	500	500
Additional paid-in capital	1,099,374	1,478,400	2,845,336	9,500	9,500
Accumulated deficit	(44,612,067)	(30,696,299)	(14,105,472)
Accumulated deficit during the development stage				(42,983)	(32,100)
Total Stockholder's Deficiency	(43,501,024)	(29,206,629)	(11,248,934)	(32,983)	(22,100)
Total liabilities and stockholders' deficit	$ 10,905,784	$ 19,823,680	$ 23,594,725	$ 49	$ 4,070

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp
Redeemable Convertible Preferred Stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Redeemable Convertible Preferred Stock, shares authorized				10,000,000	10,000,000	6,312,500	6,312,500	8,060,048	8,060,048
Redeemable Convertible Preferred Stock, shares issued				3,700,000	3,700,000	3,631,898	3,631,898	5,762,765	5,762,765
Redeemable Convertible Preferred Stock, shares outstanding				3,700,000	3,700,000	3,631,898	3,631,898	5,762,765	5,762,765
Preferred stock, par value										$ 0.0001	$ 0.0001
Preferred stock, shares authorized										10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001							$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000	30,000,000							100,000,000	100,000,000
Common stock, shares issued	11,668,646	11,269,530	11,202,990							5,000,000	5,000,000
Common stock, shares outstanding	11,668,646	11,269,530	11,202,990							5,000,000	5,000,000

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Revenues:
Revenues
License and collaboration revenue					3,117,991	22,327,464
Grant revenue						1,034,495
Revenues	643,264	1,494,730	1,241,516	2,071,144	3,117,991	23,361,959
Costs and expenses:
Research and development	7,787,901	9,438,445	12,740,161	13,132,693	15,486,476	7,654,546
General and administrative	903,406	1,115,351	1,950,014	2,112,282	4,034,925	4,612,450	10,818	32,100	42,918
Total costs and expenses	8,691,307	10,553,796	14,690,175	15,244,975	19,521,401	12,266,996
(Loss) income from operations	(8,048,043)	(9,059,066)	(13,448,659)	(13,173,831)	(16,403,410)	11,094,963	(10,818)		(42,918)
Interest expense	(231,756)		(473,072)		(193,498)	(15)	65		65
Interest income	2,408	11,243	5,963	23,074	39,002	62,315
(Loss) before benefit from income Ttaxes							(10,883)	(32,100)	(42,983)
Income taxes		(8,230)		(16,460)	(32,921)	(64,834)
Net (loss) income	(8,277,391)	(9,056,053)	(13,915,768)	(13,167,217)	(16,590,827)	11,092,429
Net (loss) income			(13,915,768)	(13,167,217)	(16,590,827)	11,092,429	(10,883)	(32,100)	(42,983)
Cumulative dividends on convertible preferred stock	(418,056)	(418,056)	(836,112)	(836,112)	(1,672,223)	(1,669,786)
Net (loss) income attributable to common stockholders	$ (8,695,447)	$ (9,474,109)	$ (14,751,880)	$ (14,003,329)	$ (18,263,050)	$ 9,422,643
Net (loss) income per common share:
Basic and diluted loss per share
Basic	$ (0.76)	$ (0.85)	$ (1.3)	$ (1.25)	$ (1.63)	$ 0.39
Dilutive	$ (0.76)	$ (0.85)	$ (1.3)	$ (1.25)	$ (1.63)	$ 0.33
Weighted average number of common shares:
Basic					11,215,077	11,202,990
Dilutive					11,215,077	13,190,476
Weighted average number of common shares:
Basic & Dilutive	11,454,034	11,208,990	11,362,540	11,206,221			5,000,000	3,720,930

Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (USD $)	Total	Oneida Resources Corp	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Common Stock	Common Stock Oneida Resources Corp	Additional Paid-in Capital	Additional Paid-in Capital Oneida Resources Corp	Accumulated Deficit	Accumulated Deficit Oneida Resources Corp
Balance at Dec. 31, 2010	$ (20,919,731)		$ 6,163,992	$ 8,005,827	$ 13,269,334	$ 11,202		$ 4,266,968		$ (25,197,901)
Balance (in shares) at Dec. 31, 2010			3,700,000	3,631,898	5,762,765	11,202,990
Share-based compensation	280,452							280,452
Accretion of issuance costs	(32,298)			11,466	20,832			(32,298)
Dividends on redeemable convertible preferred stock	(1,669,786)		296,000	458,612	915,174			(1,669,786)
Net Income (Loss)	11,092,429									11,092,429
Balance at Dec. 31, 2011	(11,248,934)		6,459,992	8,475,905	14,205,340	11,202		2,845,336		(14,105,472)
Balance (in shares) at Dec. 31, 2011			3,700,000	3,631,898	5,762,765	11,202,990
Exercise of stock options	31,081					68		31,013
Exercise of stock options (in shares)	66,540					66,540
Share-based compensation	295,106							295,106
Accretion of issuance costs	(20,832)				20,832			(20,832)
Dividends on redeemable convertible preferred stock	(1,672,223)		296,000	461,050	915,173			(1,672,223)
Net Income (Loss)	(16,590,827)									(16,590,827)
Balance at Dec. 31, 2012	(29,206,629)		6,755,992	8,936,955	15,141,345	11,270		1,478,400		(30,696,299)
Balance (in shares) at Dec. 31, 2012			3,700,000	3,631,898	5,762,765	11,269,530
Balance at Aug. 29, 2012
Common stock issuance		10,000					500		9,500
Common stock issuance (in Shares)							5,000,000
Net Income (Loss)		(32,100)									(32,100)
Balance at Mar. 31, 2013		(22,100)					500		9,500		(32,100)
Balance (in shares) at Mar. 31, 2013							5,000,000
Balance at Aug. 29, 2012
Net Income (Loss)		(42,983)
Balance at Jun. 30, 2013		(32,983)					500		9,500
Balance (in shares) at Jun. 30, 2013							5,000,000
Balance at Mar. 31, 2013		(22,100)									(32,100)
Net Income (Loss)		(10,883)									(10,883)
Balance at Jun. 30, 2013		$ (32,983)					$ 500		$ 9,500		$ (42,983)
Balance (in shares) at Jun. 30, 2013							5,000,000

Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		3 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (13,915,768)	$ (13,167,217)	$ (16,590,827)	$ 11,092,429	$ (10,883)	$ (32,100)	$ (42,983)
ADJUSTMENT TO RECONCILE NET LOSS TO NET CASH USED IN OPERATING ACTIVITIES:
Depreciation	11,092	28,121	47,747	189,186
Share-based compensation expense	163,233	151,651	295,106	280,452
Changes in operating assets and liabilities:
Accounts receivable	24,504	(729,003)	48,634	(349,063)
Professional fees paid by related party on behalf of the Company					3,400		3,400
Prepaid expenses and other assets	85,962	17,191	(34,189)	521,245
Accounts payable	2,737,604	5,987,800	(554,256)	321,426	(2,438)	26,170	23,732
Accrued liabilities and employee benefits	2,526,306	(645,575)	(448,493)	1,016,953
Deferred revenue	(833,328)	(833,331)	(1,666,659)	3,132,038
Net cash (used in) provided by operating activities	(9,200,395)	(9,190,363)	(18,902,937)	16,204,666	(9,921)	(5,930)	(15,851)
Investing activities
Purchases of investments		(1,000,000)	(12,000,000)	(7,200,000)
Maturities of investments	1,500,000	4,200,000	17,700,122	2,850,000
Purchase of property and equipment	(8,843)	(28,108)	(38,957)	(17,825)
Net cash provided by (used in) investing activities	1,491,157	3,171,892	5,661,165	(4,367,825)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series C Redeemable Convertible Preferred Stock, net of offering costs
Increase in note payable - related party					5,900		5,900
Proceeds from issuance of convertible promissory notes, net	100,000		15,163,004
Proceeds from stock option exercises	194,261	4,767	31,081
Proceeds from issuance of common stock	109,796					10,000	10,000
Net cash provided by financing activities	404,057	4,767	15,194,085		5,900	10,000	15,900
Net decrease in cash and cash equivalents	(7,305,181)	(6,013,704)	1,952,313	11,836,841		4,070
NET INCREASE (DECREASE) IN CASH					(4,021)		49
Cash and cash equivalents at beginning of year	15,645,528	13,693,215	13,693,215	1,856,374
Cash and cash equivalents at end of year	8,340,347	7,679,511	15,645,528	13,693,215
CASH, BEGINNING OF PERIOD					4,070
Cash paid for interest				15
CASH, END OF PERIOD					49	4,070	49
Cash paid for taxes	300	8,648	13,857	30,589
SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Professional fees paid by related party on behalf of the Company					$ 3,400		$ 3,400

Organization	6 Months Ended	12 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Organization

1. Organization

Intra-Cellular Therapies, Inc. (ITI or the Company) was incorporated in the state of Delaware on May 22, 2001 and commenced operations in June 2002. The Company was founded to discover and develop drugs for the treatment of neurological and psychiatric disorders. The Company’s technology is built on a unique and proprietary understanding of the intracellular effects of neurotransmitters. This know-how has allowed ITI to develop new drugs based on novel drug targets and to create unique molecular signatures for known neurotransmitters and drugs. This technology has also allowed ITI to screen potential lead compounds in more specific ways than are currently available. The Company’s technology addresses diseases of the central nervous system, including schizophrenia, cognition, Parkinson’s disease, anxiety, depression, Alzheimer’s disease, sleep disorders, and those related to women’s health.

The Company earns its license and collaboration revenue from its significant partnership with Takeda Pharmaceutical Company Limited (Takeda). In order to further its research projects and support its collaborations, the Company will require additional financing until such time that revenue streams are sufficient to generate consistent positive cash flow from operations. Possible sources of funds are strategic alliances, additional equity offerings, grants and contracts, and research and development funding from third parties.

1. Organization

Intra-Cellular Therapies, Inc. (ITI or the Company) was incorporated in the state of Delaware on May 22, 2001 and commenced operations in June 2002. The Company was founded to discover and develop drugs for the treatment of neurological and psychiatric disorders. The Company’s technology is built on a unique and proprietary understanding of the intracellular effects of neurotransmitters. This know-how has allowed ITI to develop new drugs based on novel drug targets and to create unique molecular signatures for known neurotransmitters and drugs. This technology has also allowed ITI to screen potential lead compounds in more specific ways than are currently available. The Company’s technology addresses diseases of the central nervous system, including schizophrenia, cognition, Parkinson’s disease, anxiety, depression, Alzheimer’s disease, sleep, and those related to women’s health.

The Company earns its license and collaboration revenue from its significant partnership with Takeda Pharmaceutical Company Limited (Takeda). For the year ended December 31, 2011, the Company earned grant revenue under grants awarded by U.S. government agencies and foundations. In order to further its research projects and support its collaborations, the Company will require additional financing until such time that revenue streams are sufficient to generate consistent positive cash flow from operations. Possible sources of funds are strategic alliances, additional equity offerings, grants and contracts, and research and development funding from third parties.

Note 1 - Organization and Business

Business Activity

Oneida Resources Corp., a Development Stage Company, (“the Company”) was incorporated in the state of Delaware on August 29, 2012 with the objective to acquire, or merge with, an operating business.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective over the next twelve months and beyond will be to achieve long-term growth potential through a combination with a business rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officers and directors of the Company.

Note 1 - Organization and Business

Business Activity

Oneida Resources Corp., a Development Stage Company, (“the Company”) was incorporated in the state of Delaware on August 29, 2012 with the objective to acquire, or merge with, an operating business.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective over the next twelve months and beyond will be to achieve long-term growth potential through a combination with a business rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officers and directors of the Company.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents consist of certificates of deposit with commercial banks and financial institutions. Certificates of deposit with a maturity date of more than three months are classified separately on the balance sheet. Their carrying values approximate the fair market value.

Fair Value Measurements

The Company applies the fair value method under ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value and requires expanded disclosures about fair value measurements. The ASC 820 hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•	Level 1—Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.

•

Level 2—Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.

•	Level 3—Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity – e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the ASC 820 hierarchy.

The Company has no assets or liabilities that were measured using quoted prices for similar assets and liabilities or significant unobservable inputs (Level 2 and Level 3 assets and liabilities, respectively) as of June 30, 2013 and December 31, 2012. The carrying value of cash held in money market funds of approximately $1.2 million as of June 30, 2013 and December 31, 2012, is included in cash and cash equivalents and approximates market value based on quoted market price or Level 1 inputs.

Financial Instruments

The Company considers the recorded costs of its financial assets and liabilities, which consist of cash equivalents, accounts receivable, accounts payable and accrued liabilities, to approximate their fair value because of their relatively short maturities at June 30, 2013 and December 31, 2012. Management believes that the risks associated with its financial instruments are minimal as the counterparties are financial institutions of high credit standing.

Concentration of Credit Risk

Cash equivalents are held with major financial institutions in the United States. Certificates of deposit held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Accounts Receivable

Accounts receivable that management has the intent and ability to collect are reported in the balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company writes off uncollectible receivables when the likelihood of collection is remote.

The Company evaluates the collectability of accounts receivable on a regular basis. The allowance, if any, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts and economic factors or events expected to affect future collections experience. No allowance was recorded as of June 30, 2013 and December 31, 2012, as the Company has a history of collecting on all accounts including government agencies and collaborations funding its research.

Property and Equipment

Property and equipment is stated at cost and depreciated on a straight-line basis over estimated useful lives ranging from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the assets or the term of the related lease. Expenditures for maintenance and repairs are charged to operations as incurred.

When indicators of possible impairment are identified, the Company evaluates the recoverability of the carrying value of its long-lived assets based on the criteria established in ASC 360, Property, Plant and Equipment. The Company considers historical performance and anticipated future results in its evaluation of potential impairment. The Company evaluates the carrying value of those assets in relation to the operating performance of the business and undiscounted cash flows expected to result from the use of those assets. Impairment losses are recognized when carrying value exceeds the undiscounted cash flows then management must determine the fair value of the underlying asset. No such impairment losses have been recognized to date.

Revenue Recognition

Revenue is recognized when all terms and conditions of the agreements have been met, including persuasive evidence of an arrangement, delivery has occurred or services have been rendered, price is fixed or determinable and collectability is reasonably assured. The Company is reimbursed for certain costs incurred on specified research projects under the terms and conditions of grants, collaboration agreements, and awards. The Company records the amount of reimbursement as revenues on a gross basis in accordance with ASC 605-45, Revenue Recognition/Principal Agent Considerations. The Company is the primary obligor with respect to purchasing goods and services from third-party suppliers, is obligated to compensate the service provider for the work performed, and has discretion in selecting the supplier. Provisions for estimated losses on research grant projects and any other contracts are made in the period such losses are determined.

The Company engages in transactions with delivery of more than one element. Each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting. For ITI this determination is generally based on whether the deliverable has “stand-alone value” to the customer. The Company adopted accounts for all Multiple-Deliverable Revenue Arrangements (MDRAs) in accordance with ASC 605-25, Revenue Recognition - Multiple Element Arrangements.

The Company accounts for milestone revenue in accordance with ASC Topic 605-28, Milestone Method. Under this guidance, we recognize revenue contingent upon the achievement of a substantive milestone in its entirety in the period the milestone is achieved. Substantive milestone payments are recognized upon achievement of the milestone only if all of the following conditions are met:

•	The milestone payments are non-refundable;

•	Achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

•	Substantive effort on our part is involved in achieving the milestone;

•	The amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and

•	A reasonable amount of time passes between the up-front license payment and the first milestone payment, as well as between each subsequent milestone payment.

Determination as to whether a payment meets the aforementioned conditions involves management’s judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore, the resulting payment would be considered part of the consideration for the single unit of accounting and be recognized as revenues in accordance with the revenue models described above. In addition, the determination that one such payment was not a substantive milestone could prevent us from concluding that subsequent milestone payments were substantive milestones and, as a result, any additional milestone payments could also be considered part of the consideration for the single unit of accounting and would be recognized as revenue as such performance obligations are performed under either the proportional performance or straight-line methods, as applicable.

Deferred Revenue

Cash received as prepayment on future services is deferred and recognized as revenue as the services are performed. The Company must remit interest on any deferred revenue related to a governmental agency. As of June 30, 2013 and December 31, 2012, no interest was due as the Company did not have any deferred revenue from a government agency.

Research and Development

Except for payments made in advance of services, the Company expenses its research and development costs as incurred. For payments made in advance, the Company recognizes research and development expense as the services are rendered. Research and development costs primarily consist of salaries and related expenses for personnel and resources and the costs of clinical trials. Other research and development expenses include preclinical analytical testing, outside services, providers, materials and consulting fees.

Income Taxes

Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and its respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities.

The Company accounts for uncertain tax positions pursuant to ASC 740 (previously included in Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes–an Interpretation of FASB Statement No. 109). Financial statement recognition of a tax position taken or expected to be taken in a tax return is determined based on a more-likely-than-not threshold of that position being sustained. If the tax position meets this threshold, the benefit to be recognized is measured as the tax benefit having the highest likelihood of being realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in the provision for income taxes.

Comprehensive Income (Loss)

ASC 220-10, Reporting Comprehensive Income, requires the presentation of the comprehensive income or loss and its components as part of the financial statements if comprehensive income (loss) differs from net income (loss). For the three- and six-months ended June 30, 2013 and the year ended December 31, 2012, the Company’s net loss equals comprehensive loss.

Share-Based Compensation

Share-based payments are accounted for in accordance with the provisions of ASC 718, Compensation—Stock Compensation (ASC 718). The fair value of share-based payments is estimated, on the date of grant, using the Black-Scholes-Merton option-pricing model (the Black-Scholes model). The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option.

For all time vesting awards granted, expense is amortized using the straight-line attribution method. For awards that contain a performance condition, expense is amortized using the accelerated attribution method. As share-based compensation expense recognized in the statements of operations for the three- and six-months ended June 30, 2013 and 2012 and the year ended December 31, 2012, is based on share-based awards ultimately expected to vest, it has been reduced for estimated forfeitures.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures are based on the Company’s historical experience for the three- and six-months ended June 30, 2013 and 2012 the year-ended December 31, 2012, and have not been material.

The Company utilizes the Black-Scholes model for estimating fair value of its stock options granted. Option valuation models, including Black-Scholes model, require the input of subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award.

Expected volatility rates are based on historical volatility of the common stock of comparable publicly traded entities and other factors due to the lack of historic information of the Company’s common stock. The expected life of stock-based options is the period of time for which the stock-based options are expected to be outstanding. Given the lack of historic exercise data, the expected life is determined using the “simplified method” which is defined as the midpoint between the vesting date and the end of the contractual term.

The risk-free interest rates are based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The Company has not paid dividends to its stockholders since its inception and does not plan to pay cash dividends in the foreseeable future. Therefore, the Company has assumed an expected dividend rate of zero.

Given the absence of an active market for the Company’s common stock, the exercise price of the stock options on the date of grant was determined and approved by the board of directors using several factors, including progress and milestones achieved in the Company’s business development and performance, the price per share of its convertible preferred stock offerings and general industry and economic trends. In establishing the estimated fair value of the common stock, the Company considered the guidance set forth in American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Under ASC 718, the cumulative amount of compensation cost recognized for instruments classified as equity that ordinarily would result in a future tax deduction under existing tax law shall be considered to be a deductible difference in applying ASC 740, Income Taxes. The deductible temporary difference is based on the compensation cost recognized for financial reporting purposes; however, these provisions currently do not impact the Company, as all the deferred tax assets have a full valuation allowance.

Since the Company had net operating loss carryforwards as of June 30, 2013 and December 31, 2012, no excess tax benefits for the tax deductions related to share-based awards were recognized in the statements of operations.

Equity instruments issued to non-employees are accounted for under the provisions of ASC 718 and ASC 505-50, Equity/Equity-Based Payments to Non-Employees. Accordingly, the estimated fair value of the equity instrument is recorded on the earlier of the performance commitment date or the date the services required are completed and are marked to market during the service period.

Loss Per Share

Loss per share is calculated under the two-class method under which all earnings (distributed and undistributed) are allocated to each class of common stock and participating securities based on their respective rights to receive dividends. In the event that the Board of Directors shall declare a dividend payable in cash or other property on the then-outstanding shares of common stock, the holders of the Redeemable Preferred Series A, B, and C convertible preferred stock shall be entitled to receive the amount of dividends per share of Preferred Stock that would be payable on the largest number of whole shares of Common Stock into which each share of Preferred Stock could then be converted. Therefore, the Redeemable Preferred Series A, B, and C Preferred Stock are participating securities.

Basic net loss per common share is determined by dividing the net loss allocable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is computed by dividing the net loss allocable to common stockholders by the weighted-average number of common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Redeemable Preferred Series A, B, and C convertible preferred stock.

The following common stock equivalents were excluded in the calculation of diluted loss per share because their effect would be anti-dilutive as applied to the loss from operations as of the three- and six- months ended June 30, 2013 and 2012:

	Three-Months Ended June 30		Six-Months Ended June 30
	2013	2012	2013	2012

Series A, B, and C Preferred Stock	13,094,663	13,094,663	13,094,663	13,094,663
Stock options	2,360,333	2,065,513	2,360,000	2,061,135
Convertible promissory notes	5,079,699	—	5,065,015	—

Recently Issued Accounting Pronouncements

In April 2013, the Financial Accounting Standards (FASB) issued Accounting standards Update (ASU) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amended interim and annual reporting requirements about accumulated other comprehensive income (AOCI). In interim periods, companies are required to report information about reclassifications out of AOCI and changes in AOCI balances. The provision of ASU 2013-02 became effective for the first quarter of 2013. The adoption of ASU 2103-02 did not have a material effect on the Company’s consolidated results of operations, financial position or liquidity.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents consist of certificates of deposit with commercial banks and financial institutions. Certificates of deposit with a maturity date of more than three months are classified separately on the balance sheet. Their carrying values approximate the fair market value.

Fair Value Measurements

The Company applies the fair value method under ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value and requires expanded disclosures about fair value measurements. The ASC 820 hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•	Level 1—Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.

•

Level 2—Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.

•	Level 3 – Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity—e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the ASC 820 hierarchy.

The Company has no assets or liabilities that were measured using quoted prices for similar assets and liabilities or significant unobservable inputs (Level 2 and Level 3 assets and liabilities, respectively) as of December 31, 2012. The carrying value of cash held in money market funds of approximately $1.2 million as of December 31, 2012, is included in cash and cash equivalents and approximates market value based on quoted market price or Level 1 inputs.

Financial Instruments

The Company considers the recorded costs of its financial assets and liabilities, which consist of cash equivalents, accounts receivable, accounts payable and accrued liabilities, to approximate their fair value because of their relatively short maturities at December 31, 2012 and 2011. Management believes that the risks associated with its financial instruments are minimal as the counterparties are various corporations, financial institutions and government agencies of high credit standing.

Concentration of Credit Risk

Cash equivalents are held with major financial institutions in the United States. Certificates of deposit held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Accounts Receivable

Accounts receivable that management has the intent and ability to collect are reported in the balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company writes off uncollectible receivables when the likelihood of collection is remote.

The Company evaluates the collectability of accounts receivable on a regular basis. The allowance, if any, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts and economic factors or events expected to affect future collections experience. No allowance was recorded as of December 31, 2012, as the Company has a history of collecting on all accounts including government agencies and collaborations funding its research.

Property and Equipment

Property and equipment is stated at cost and depreciated on a straight-line basis over estimated useful lives ranging from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the assets or the term of the related lease. Expenditures for maintenance and repairs are charged to operations as incurred.

When indicators of possible impairment are identified, the Company evaluates the recoverability of the carrying value of its long-lived assets based on the criteria established in ASC 360, Property, Plant and Equipment. The Company considers historical performance and anticipated future results in its evaluation of potential impairment. The Company evaluates the carrying value of those assets in relation to the operating performance of the business and undiscounted cash flows expected to result from the use of those assets. Impairment losses are recognized when carrying value exceeds the undiscounted cash flows then management must determine the fair value of the underlying asset. No such impairment losses have been recognized to date.

Revenue Recognition

Revenue is recognized when all terms and conditions of the agreements have been met, including persuasive evidence of an arrangement, delivery has occurred or services have been rendered, price is fixed or determinable and collectability is reasonably assured. The Company is reimbursed for certain costs incurred on specified research projects under the terms and conditions of grants, collaboration agreements, and awards. The Company records the amount of reimbursement as revenues on a gross basis in accordance with ASC 605-45, Revenue Recognition/Principal Agent Considerations. The Company is the primary obligor with respect to purchasing goods and services from third-party suppliers, is obligated to compensate the service provider for the work performed, and has discretion in selecting the supplier. Provisions for estimated losses on research grant projects and any other contracts are made in the period such losses are determined.

Effective January 1, 2011, the Company adopted a new accounting standard that amends the guidance on the accounting for arrangements involving the delivery of more than one element. Pursuant to the new standard, each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting. For ITI this determination is generally based on whether the deliverable has “stand-alone value” to the customer. The Company adopted this new accounting standard on a prospective basis for all Multiple-Deliverable Revenue Arrangements (MDRAs) entered into on or after January 1, 2011, and for any MDRAs that were entered into prior to January 1, 2011, but materially modified on or after that date.

For MDRAs entered into prior to January 1, 2011 (pre-2011 arrangements) and not materially modified thereafter, we continue to apply our prior accounting policy with respect to such arrangements. Under this policy, in general, revenue from non-refundable, up-front fees related to intellectual property rights/licenses, where we have continuing involvement and where standalone value could not be determined under the previous guidance, is recognized ratably over the estimated period of ongoing involvement. In general, the consideration with respect to the other deliverables is recognized when the goods or services are delivered.

The adoption of this accounting standard did not have a material impact on our results of operations for the years ended December 31, 2012 and 2011, or on our financial positions as of December 31, 2012 and 2011. Our results of operations for the year ended December 31, 2010 also would not have been materially impacted if the accounting standard had been adopted on January 1, 2010.

In January 2011, the Company adopted ASC Topic 605-28, Milestone Method. Under this guidance, we recognize revenue contingent upon the achievement of a substantive milestone in its entirety in the period the milestone is achieved. Substantive milestone payments are recognized upon achievement of the milestone only if all of the following conditions are met:

•	The milestone payments are non-refundable;

•	Achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

•	Substantive effort on our part is involved in achieving the milestone;

•	The amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and

•	A reasonable amount of time passes between the up-front license payment and the first milestone payment, as well as between each subsequent milestone payment.

Determination as to whether a payment meets the aforementioned conditions involves management’s judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore, the resulting payment would be considered part of the consideration for the single unit of accounting and be recognized as revenues in accordance with the revenue models described above. In addition, the determination that one such payment was not a substantive milestone could prevent us from concluding that subsequent milestone payments were substantive milestones and, as a result, any additional milestone payments could also be considered part of the consideration for the single unit of accounting and would be recognized as revenue as such performance obligations are performed under either the proportional performance or straight-line methods, as applicable.

Deferred Revenue

Cash received as prepayment on future services is deferred and recognized as revenue as the services are performed. The Company must remit interest on any deferred revenue related to a governmental agency. As of December 31, 2012 and 2011, no interest was due as the Company did not have any deferred revenue from a government agency.

Research and Development

Except for payments made in advance of services, the Company expenses its research and development costs as incurred. For payments made in advance, the Company recognizes research and development expense as the services are rendered. Research and development costs primarily consist of salaries and related expenses for personnel and resources and the costs of clinical trials. Other research and development expenses include preclinical analytical testing, outside services, providers, materials and consulting fees.

Income Taxes

Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and its respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities.

The Company accounts for uncertain tax positions pursuant to ASC 740 (previously included in Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109). Financial statement recognition of a tax position taken or expected to be taken in a tax return is determined based on a more-likely-than-not threshold of that position being sustained. If the tax position meets this threshold, the benefit to be recognized is measured as the tax benefit having the highest likelihood of being realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in the provision for income taxes.

Comprehensive Income (Loss)

ASC 220-10, Reporting Comprehensive Income, requires the presentation of the comprehensive income or loss and its components as part of the financial statements. For the years ended December 31, 2012, 2011 and 2010, the Company’s net (loss) income equals comprehensive (loss) income.

Share-Based Compensation

Share-based payments are accounted for in accordance with the provisions of ASC 718, Compensation—Stock Compensation (ASC 718). The fair value of share-based payments is estimated, on the date of grant, using the Black-Scholes-Merton option-pricing model (the Black-Scholes model). The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option.

For all time vesting awards granted, expense is amortized using the straight-line attribution method. For awards that contain a performance condition, expense is amortized using the accelerated attribution method. As share-based compensation expense recognized in the statements of operations for the years ended December 31, 2012 and 2011, is based on share-based awards ultimately expected to vest, it has been reduced for estimated forfeitures.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures are based on the Company’s historical experience for the years ended December 31, 2012, 2011 and 2010, and have not been material.

The Company utilizes the Black-Scholes model for estimating fair value of its stock options granted. Option valuation models, including Black-Scholes model, require the input of subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award.

Expected volatility rates are based on historical volatility of the common stock of comparable publicly traded entities and other factors due to the lack of historic information of the Company’s common stock. The expected life of stock-based options is the period of time for which the stock-based options are expected to be outstanding. Given the lack of historic exercise data, the expected life is determined using the “simplified method” which is defined as the midpoint between the vesting date and the end of the contractual term.

The risk-free interest rates are based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The Company has not paid dividends to its stockholders since its inception and does not plan to pay cash dividends in the foreseeable future. Therefore, the Company has assumed an expected dividend rate of zero.

Given the absence of an active market for the Company’s common stock, the exercise price of the stock options on the date of grant was determined and approved by the board of directors using several factors, including progress and milestones achieved in the Company’s business development and performance, the price per share of its convertible preferred stock offerings and general industry and economic trends. In establishing the estimated fair value of the common stock, the Company considered the guidance set forth in American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Under ASC 718, the cumulative amount of compensation cost recognized for instruments classified as equity that ordinarily would result in a future tax deduction under existing tax law shall be considered to be a deductible difference in applying ASC 740, Income Taxes. The deductible temporary difference is based on the compensation cost recognized for financial reporting purposes; however, these provisions currently do not impact the Company, as all the deferred tax assets have a full valuation allowance.

Since the Company had net operating loss carryforwards as of December 31, 2012 and 2011, no excess tax benefits for the tax deductions related to share-based awards were recognized in the statements of operations.

Equity instruments issued to non-employees are accounted for under the provisions of ASC 718 and ASC 505-50, Equity/Equity-Based Payments to Non-Employees. Accordingly, the estimated fair value of the equity instrument is recorded on the earlier of the performance commitment date or the date the services required are completed and are marked to market during the service period.

(Loss) Earnings Per Share

(Loss) Earnings per share is calculated under the two-class method under which all earnings (distributed and undistributed) are allocated to each class of common stock and participating securities based on their respective rights to receive dividends. In the event that the Board of Directors shall declare a dividend payable in cash or other property on the then-outstanding shares of common stock, the holders of the Redeemable Preferred Series A, B, and C convertible preferred stock shall be entitled to receive the amount of dividends per share of Preferred Stock that would be payable on the largest number of whole shares of Common Stock into which each share of Preferred Stock could then be converted. Therefore, the Redeemable Preferred Series A, B, and C Preferred Stock are participating securities.

Basic net (loss) income per common share is determined by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net (loss) income per share is computed by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Redeemable Preferred Series A, B, and C convertible preferred stock.

	Year Ended December 30
	2012	2011
Basic (loss) income per common share
Net (loss) income	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990

Basic (loss) earnings per common share	$(1.63)	$0.39
Diluted (loss) earnings per common share
Net (loss) Earnings	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990
Effect of dilutive options	—	1,987,486

Diluted weighted average common shares outstanding	11,215,077	13,190,476

Diluted (loss) earnings per common share	$(1.63)	$0.33

The following common stock equivalents were excluded in the calculation of diluted (loss) earnings per share because their effect would be anti-dilutive as applied to the loss from operations as of December 31, 2012:

	Year Ended December 31
	2012	2011
Series A, B, and C Preferred Stock	13,094,663	13,094,663
Stock options	2,132,194	—
Convertible promissory notes	834,106	—

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. The recent guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. ASU 2011-05 did not change the items that must be reported in other comprehensive income. The Company adopted the provisions of ASU 2011-05 for the year ended December 31, 2012 and elected the second option. However, for the years ended December 31, 2012 and 2011, the Company’s net (loss) income equals comprehensive (loss) income, and, therefore, a separate statement of other comprehensive income was not necessary.

Note 2 - Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents

The Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. There are no cash equivalents at the balance sheet date.

Income Taxes

The Company utilizes the accrual method of accounting for income taxes. Under the accrual method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities and are measured using enacted tax rates and laws that will be in effect, when the differences are expected to reverse. An allowance against deferred tax assets is recognized, when it is more likely than not, that such tax benefits will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination.

For tax positions meeting a “more-likely than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. As of March 31, 2013, the Company has no accrued interest or penalties related to uncertain tax positions.

Loss Per Common Share

Basic loss per share is calculated using the weighted-average number of common shares outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities such as outstanding options and warrants, using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The Company does not have any potentially dilutive instruments for the period presented.

Emerging Growth Company

The Company is an “emerging growth company” and has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows us to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The accompanying interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted for interim financial statements presentation and in accordance with the instructions to Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation. In the opinion of management, all adjustments for a fair statement of the results of operations and financial position for the interim periods presented have been included. All such adjustments are of a normal recurring nature. The accompanying financial statements and the information included under the heading Management’s Discussion and Analysis of Financial Condition and Results of Operations should be read in conjunction with the Company’s audited financial statements and related notes included in the Company’s Form 10-K as of March 31, 2013. Interim results are not necessarily indicative of the results for a full year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents

The Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. There are no cash equivalents at the balance sheet date.

Income Taxes

The Company utilizes the accrual method of accounting for income taxes. Under the accrual method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities and are measured using enacted tax rates and laws that will be in effect, when the differences are expected to reverse. An allowance against deferred tax assets is recognized, when it is more likely than not, that such tax benefits will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. As of June 30, 2013, the Company has no accrued interest or penalties related to uncertain tax positions.

Loss Per Common Share

Basic loss per share is calculated using the weighted-average number of common shares outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities such as outstanding options and warrants, using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The Company does not have any potentially dilutive instruments for the period presented.

Emerging Growth Company

The Company is an “emerging growth company” and has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows us to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment

3. Property and Equipment

Property and equipment consist of the following:

	June 30, 2013	December 31, 2012

Computer equipment	$94,314	$92,318
Furniture and fixtures	46,523	42,736
Scientific equipment	2,827,136	2,824,076
Leasehold improvements	319,553	319,553

	3,287,526	3,278,683
Less accumulated depreciation	(3,231,509)	(3,220,417)

	$56,017	$58,266

Depreciation expense for the three- and six-months ended June 30, 2013 was $4,038, and $11,092 respectively.

3. Property and Equipment

Property and equipment consist of the following:

	December 31
	2012	2011

Computer equipment	$92,318	$107,940
Furniture and fixtures	42,736	42,736
Scientific equipment	2,824,076	2,786,539
Leasehold improvements	319,553	319,553

	3,278,683	3,256,768
Less accumulated depreciation	(3,220,417)	(3,189,712)

	$58,266	$67,056

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $47,747, $189,186 and $386,992, respectively.

Preferred Stock	12 Months Ended	7 Months Ended	10 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Preferred Stock

4. Redeemable Convertible Preferred Stock

In 2002, the Company issued 2,900,000 shares of Series A redeemable convertible preferred stock (Series A Preferred Stock) for proceeds of $2,828,322. In 2003, the Company issued 1,250,000 shares of Series A Preferred Stock for proceeds of $1,250,000.

In 2006, the Company issued a total of 5,000,216 shares of Series B redeemable convertible preferred stock (Series B Preferred Stock) for proceeds of $7,863,725, net of $58,850 in offering costs.

In 2007, the Company issued a total of 4,030,024 shares of Series C redeemable convertible preferred stock (Series C Preferred Stock) for proceeds of $7,935,898, net of $64,102 in offering costs. In 2010, the Company issued a total of 2,687,915 shares of Series C Preferred Stock for proceeds of $5,274,886, net of $60,894 in offering costs.

In connection with the Series C Preferred Stock offering, approximately $450,000 of Series A Preferred Stock, $2,173,451 of Series B Preferred Stock and $1,896,116 of Series C Preferred Stock were converted to 2,773,492 shares of common stock in accordance with their respective conversion ratios.

Dividends are cumulative and accrue on each outstanding share of Series A, Series B and Series C Preferred Stock at an 8% rate per annum. These dividends would be paid when and if declared by the Board of Directors. At December 31, 2012 and 2011, accrued and unpaid dividends for each respective preferred stock issuance were as follows:

	December 31
	2012	2011

Series A Preferred Stock	$3,325,667	$3,029,667
Series B Preferred Stock	3,807,154	3,346,402
Series C Preferred Stock	4,099,657	3,184,484

Total	$11,232,478	$9,560,553

The Series A, Series B and Series C Preferred Stock have a liquidation preference senior to that of the common stock.

Series A Preferred Stock has a liquidation preference of $6,755,992 and $6,459,992 for December 31, 2012 and 2011, respectively. Series B Preferred Stock has a liquidation preference of $8,936,955 and $8,475,905 for December 31, 2012 and 2011, respectively. Series C Preferred Stock has a liquidation preference of $15,141,345 and $14,205,340 for December 31, 2012 and 2011, respectively.

The Company is obligated to redeem shares of Series A, Series B and Series C Preferred Stock, if requested, by the majority of the holders. The beginning redemption of Series A, B and C Preferred Stock is February 26, 2016. The redemption for the Series A, Series B and Series C Preferred Stock, if requested, would take place in three equal installments over a two-year period.

The redemption price shall be equal to $1.00 per share, $1.58 per share and $1.99 per share plus all accrued and unpaid dividends for the Series A, Series B and Series C Preferred Stock, respectively, subject to certain equity adjustments for specified anti-dilutive transactions as defined.

The holders of the Series A, Series B and Series C Preferred Stock have the right to convert such shares, at their option and at any time, into shares of common stock at the then applicable conversion rate, as defined. The initial conversion rate is one common share for each preferred share, which is adjusted for specified anti-dilutive transactions, as defined. At December 31, 2012, the Company has reserved 3,700,000 shares, 3,631,898 shares and 5,762,765 shares of common stock for conversion of Series A, Series B and Series C Preferred Stock, respectively.

The Series A, Series B and Series C Preferred Stock will automatically convert into common stock at the then applicable conversion rate upon a majority vote of the Series A, Series B and Series C Preferred Stockholders or upon a public offering of the Company’s common stock, resulting in aggregate proceeds to the Company of at least $20 million and a price per share of at least $5.00.

The holders of Series A, Series B and Series C Preferred Stock are entitled to the whole number of votes equal to the number of shares of common stock into which such shares could be converted.

Note 6 - Preferred Stock

The Company is authorized to issue (10,000,000) shares of $.0001 par value preferred stock with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors of the Company.

Note 6 - Preferred Stock

The Company is authorized to issue (10,000,000) shares of $.0001 par value preferred stock with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors of the Company.

Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-Based Compensation

4. Share-Based Compensation

The Company sponsors the Intra-Cellular Therapies, Inc. 2003 Equity Incentive Plan (the Plan) to provide for the granting of stock awards, such as stock options, restricted common stock and stock appreciation rights to employees, directors and other individuals as determined by the Board of Directors. The Company reserved 3,700,000 shares of common stock for issuance under the Plan. In December 2012, the Company increased the number of shares of common stock reserved for issuance under the plan to 5,700,000.

Stock options granted under the Plan may be either incentive stock options (ISOs) as defined by the Internal Revenue Code, or non-qualified stock options. The Board of Directors determines who will receive options, the vesting periods (which are generally two to three years) and the exercise prices. Options have a maximum term of ten years. The exercise price of ISOs granted under the Plan must be at least equal to the fair market value of the common stock on the date of grant.

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during three- and six-months ended June 30, 2013 and 2012 was comprised of the following:

	Three-Months Ended June 30		Six-Months Ended June 30
	2013	2012	2013	2012

Research and development	$31,466	$22,152	$58,087	$42,441
General and administrative	57,697	61,418	105,146	109,210

Total share-based compensation expense	$89,163	$83,570	$163,233	$151,651

The following table describes the weighted-average assumptions used for calculating the value of options granted during the six-months ended June 30, 2013:

2013

Dividend yield	0%
Expected volatility	80%
Weighted-average risk-free interest rate	1.40%
Expected term	6.2 years

Information regarding the stock options activity including employees, directors and non-employees as of June 30, 2013, and changes during the period then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2012 (audited)	3,414,227	$0.66	4.4 years
Options granted (unaudited)	495,200	1.63	6.2 years
Options exercised (unaudited)	(362,666)	0.54	2.9 years
Options canceled or expired (unaudited)	(5,334)	1.49	8.9 years

Outstanding at June 30, 2013 (unaudited)	3,541,427	0.84	4.8 years

Vested or expected to vest at June 30, 2013 (unaudited)	3,541,427	0.84

Exercisable at June 30, 2013 (unaudited)	2,802,318	$0.65	3.6 years

5. Share-Based Compensation

The Company sponsors the Intra-Cellular Therapies, Inc. 2003 Equity Incentive Plan (the Plan) to provide for the granting of stock awards, such as stock options, restricted common stock and stock appreciation rights to employees, directors and other individuals as determined by the Board of Directors. The Company reserved 3,700,000 shares of common stock for issuance under the Plan. In December 2012, the Company increased the number of shares of common stock reserved for issuance under the plan to 5,700,000.

Stock options granted under the Plan may be either incentive stock options (ISOs) as defined by the Internal Revenue Code, or non-qualified stock options. The Board of Directors determines who will receive options, the vesting periods (which are generally two to three years) and the exercise prices. Options have a maximum term of 10 years. The exercise price of ISOs granted under the Plan must be at least equal to the fair market value of the common stock on the date of grant.

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during the years ended 2012 and 2011, was comprised of the following:

	Year Ended December 31
	2012	2011

Research and development	$111,206	$113,534
General and administrative	183,900	166,918

Total share-based compensation expense	$295,106	$280,452

The following table describes the weighted-average assumptions used for calculating the value of options granted for the years ended December 31:

	2012	2011

Dividend yield	0.0%	—%
Expected volatility	79.7%	—
Weighted-average risk-free interest rate	1.2%	—
Expected term	6.3 years	—

Information regarding the stock options activity including employees, directors and non-employees as of December 31, 2012, and changes during the year then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2011	3,175,567	$0.61	5.0 years
Options granted	322,200	1.42	6.3 years
Options exercised	(66,540)	0.47	3.0 years
Options canceled or expired	(17,000)	1.37	7.9 years

Outstanding at December 31, 2012	3,414,227	0.66	4.4 years

Vested or expected to vest at December 31, 2012	3,416,227	0.69

Exercisable at December 31, 2012	3,151,353	$0.58	3.9 years

The weighted-average grant date fair value for awards granted during the year ended December 31, 2012, was $0.99. Total intrinsic value of the options exercised was approximately $63,000 and $35,000 in the year ended December 31, 2012. The total fair value of shares vested in the years ended December 31, 2012 and 2011, was approximately $332,000 and $182,000 respectively.

During 2012, the Company granted options to certain scientific advisory board members of the Company to purchase 39,000 shares of common stock at an average exercise price of $1.42. There were no options granted during 2011. The options vest ratably over a period of 12 to 24 months. Stock compensation related to these grants will fluctuate with any changes in the underlying value of the Company’s common stock, as the performance period is not fixed.

The unrecognized share-based compensation expense related to employee stock option awards at December 31, 2012, is $285,327 and will be recognized over a weighted-average period of 1.9 years. The unrecognized share-based compensation expense related to employee stock option awards at December 31, 2011, is $259,899 and will be recognized over a weighted-average period of 1.5 years.

Income Taxes	12 Months Ended	7 Months Ended	10 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Income Taxes

6. Income Taxes

The provision (benefit) for income taxes consists of:

	December 31
	2012	2011

Current	$32,921	$64,834
Deferred	(6,378,456)	4,359,809
Valuation allowance	6,378,456	(4,359,809)

Provision (benefit) for income taxes	$32,921	$64,834

The deferred tax provision has been entirely offset by a valuation allowance because the Company is currently utilizing the underlying tax benefits generated in previous years. The difference between the amounts of income tax benefit that would result from applying domestic federal statutory tax rates to the net loss relates to certain nondeductible expenses, state income taxes and the valuation allowance.

The Company’s deferred tax assets and liabilities were as follows:

	December 31
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$8,418,507	$1,118,070
Accrued expenses	215,865	416,268
Accrued employee benefits	282,268	259,638
Capitalized research and development costs	27,516	108,138
Research and development credit	1,928,714	1,612,459
Deferred revenue	643,669	1,287,333
Deferred tax liabilities:
Depreciation	130,017	147,165

Net deferred tax asset	11,646,556	4,949,071
Valuation allowance	(11,646,556)	(4,949,071)

Net deferred tax asset	$—	$—

The net operating loss carryforwards of approximately $21.8 million will begin to expire in the year 2030 if unused. The use of the Company’s net operating loss carryforwards may be restricted due to changes in Company ownership.

Note 4 - Income Taxes

As of March 31, 2013, the Company has net operating loss carryforwards of approximately $32,000 to reduce future federal and state taxable income through 2033.

The Company currently has no federal or state tax examinations in progress nor has it had any federal or state examinations since its inception. All of the Company’s tax years are subject to federal and state tax examination.

The benefit from income taxes consists of the following:

For the Period August 29, 2012 (Inception) to March 31, 2013
Current Expense:
Federal and State	$—
Deferred tax benefit:
Federal and State	11,000
Valuation allowance	(11,000)

Total	$—

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

For the Period August 29, 2012 (Inception) to March 31, 2013
Statutory federal income tax rate	(34)%
Valuation allowance	34%

Effective income tax rate	0%

Note 4 - Income Taxes

As of June 30, 2013, the Company has net operating loss carryforwards of approximately $43,000 to reduce future federal and state taxable income through 2033.

The Company currently has no federal or state tax examinations in progress nor has it had any federal or state examinations since its inception. All of the Company’s tax years are subject to federal and state tax examination.

The benefit from income taxes consists of the following:

	For The Three Months Ended June 30, 2013	Cumulative From August 29, 2012 (Inception) to June 30, 2013
Current Expense:
Federal and State	$—	$—
Deferred tax benefit:
Federal and State	4,000	15,000
Valuation allowance	(4,000)	(15,000)

Total	$—	$—

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

	For The Three Months Ended June 30, 2013	Cumulative From August 29, 2012 (Inception) to June 30, 2013
Statutory federal income tax rate	(34)%	(34)%
Valuation allowance	34%	34%

Effective income tax rate	0%	0%

Collaborations and License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Collaborations and License Agreements

5. Collaborations and License Agreements

Takeda Pharmaceutical Company Limited

On February 25, 2011, ITI entered into a license and collaboration agreement with Takeda Pharmaceutical Company Limited (Takeda) to develop and commercialize selective phosphodiesterase type 1 (PDE1) inhibitors, discovered by ITI, for the treatment of cognitive impairment associated with schizophrenia. This agreement is targeted worldwide, but ITI has retained the option to co-promote with Takeda in the United States.

Upon execution of the agreement, Takeda made a nonrefundable payment to the Company. ITI is eligible to receive payments of approximately $500 million in the aggregate upon achievement of certain development milestones and up to an additional $250 million in the aggregate upon achievement of certain sales-based milestones, along with tiered royalty payments based on net sales by Takeda. Takeda will be solely responsible for development, manufacturing and commercialization of PDE1 inhibitors. ITI and Takeda have formed a joint steering committee to coordinate and oversee activities on which the two companies collaborate under the agreement.

The Company evaluates all deliverables within an arrangement to determine whether or not they provide value on a stand-alone basis. Based on this evaluation, the deliverables were separated into units of accounting. The arrangement consideration that is fixed or determinable at the inception of the arrangement was allocated to the separate units of accounting based on their relative selling prices. We may exercise significant judgment in determining whether a deliverable is a separate unit of accounting, as well as in estimating the selling prices of such unit of accounting.

To determine the selling price of a separate deliverable, we use the hierarchy as prescribed in ASC Topic 605-25 based on vendor-specific objective evidence (VSOE), third-party evidence (TPE) or best estimate of selling price (BESP). VSOE is based on the price charged when the element is sold separately and is the price actually charged for that deliverable. TPE is determined based on third-party evidence for a similar deliverable when sold separately and BESP is the price at which we would transact a sale if the elements of collaboration and license arrangements were sold on a stand-alone basis. We were not able to establish VSOE or TPE for the deliverables within collaboration and license arrangements, as we do not have a history of entering into such arrangements or selling the individual deliverables within such arrangements separately. In addition, there may be significant differentiation in these arrangements, which indicates that comparable third-party pricing may not be available. We determined that the selling price for the deliverables within collaboration and license arrangements should be determined using BESP. The process for determining BESP involved significant judgment on our part and included consideration of multiple factors such as estimated direct expenses and other costs, and available data.

During the three- and six-months ended June 30, 2013, the Company recognized revenue of $0.8 million, and $1.6 million under this agreement, respectively. At June 30, 2013 and December 31, 2012, $0.8 million and $1.7 million of revenue was deferred under this agreement.

In May 2002, the Company entered into a license agreement (the License) and research agreement with a university. Under the provisions of the License, the Company is entitled to use this organization’s patented technology and other intellectual property relating to diagnosis and treatment of central nervous system disorders.

The License expires upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License. The Company is required to make future milestone payments for initiation of clinical trials and approval of a New Drug Application (NDA). Should the Company commercialize the technology related to this License, the Company would be required to make royalty payments, and would also be required to pay fees under any sublicense agreements with third parties.

In connection with the License, the Company issued 800,000 shares of common stock to the organization. Upon issuance of the shares, the Company recorded the estimated fair value of the shares issued, approximately $120,000, as research and development expense.

In addition, the Company is required to use at least $1 million annually of its resources for the development and commercialization of the technology until the Company submits a NDA. The Company met its spending requirements in 2012. There were no other payments made or required for the three- and six-months ended June 30, 2013 and 2012 and the year ended December 31, 2012.

In May 2005, the Company entered into a license agreement (the Agreement) with a company for the use of this company’s patented compounds. ITI intends to test and use the compounds in its research and development program as candidates for potential new drugs.

The Agreement expires on the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights. The Company is required to make future milestone payments for commencement of certain clinical trials and filings with the U.S. Food and Drug Administration. Should the Company sell products covered by the Agreement, the Company would be required to make royalty payments. There were no payments under this Agreement for the three- and six-months ended June 30, 2013 and 2012 and the year ended December 31, 2012.

7. Collaborations and License Agreements

Takeda Pharmaceutical Company Limited

On February 25, 2011, ITI entered into a license and collaboration agreement with Takeda Pharmaceutical Company Limited (Takeda) to develop and commercialize selective phosphodiesterase type 1 (PDE1) inhibitors, discovered by ITI, for the treatment of cognitive impairment associated with schizophrenia. This agreement is targeted worldwide, but ITI has retained the option to co-promote with Takeda in the United States.

Upon execution of the agreement, Takeda made a nonrefundable payment to the Company. ITI is eligible to receive payments of approximately $500 million in the aggregate upon achievement of certain development milestones and up to an additional $250 million in the aggregate upon achievement of certain sales-based milestones, along with tiered royalty payments based on net sales by Takeda. Takeda will be solely responsible for development, manufacturing and commercialization of PDE1 inhibitors. ITI and Takeda have formed a joint steering committee to coordinate and oversee activities on which the two companies collaborate under the agreement. ITI has the right, but not the obligation, to sit on the joint steering committee. There are no performance, cancellation, termination, or refund provisions in the arrangement that contain material financial consequences to the Company.

The Company evaluates all deliverables within an arrangement to determine whether or not they provide value on a stand-alone basis. The Company identified two deliverables in the arrangement, (1) a license to the Company’s intellectual property, and (2) research and development services (“R&D services”). Based on this evaluation, the deliverables were separated into units of accounting. The arrangement consideration that is fixed or determinable at the inception of the arrangement was allocated to the separate units of accounting based on their relative selling prices. We may exercise significant judgment in determining whether a deliverable is a separate unit of accounting, as well as in estimating the selling prices of such unit of accounting.

To determine the selling price of a separate deliverable, we use the hierarchy as prescribed in ASC Topic 605-25 based on vendor-specific objective evidence (VSOE), third-party evidence (TPE) or best estimate of selling price (BESP). VSOE is based on the price charged when the element is sold separately and is the price actually charged for that deliverable. TPE is determined based on third-party evidence for a similar deliverable when sold separately and BESP is the price at which we would transact a sale if the elements of collaboration and license arrangements were sold on a stand-alone basis. We were not able to establish VSOE or TPE for the deliverables within collaboration and license arrangements, as we do not have a history of entering into such arrangements or selling the individual deliverables within such arrangements separately. In addition, there may be significant differentiation in these arrangements, which indicates that comparable third-party pricing may not be available. We determined that the selling price for the deliverables within collaboration and license arrangements should be determined using BESP. The process for determining BESP involved significant judgment on our part and included consideration of multiple factors such as prices offered by third parties, estimated direct expenses and other costs, and available data. The Company was able to determine the BESP for the license and R&D services, and thus, allocated the consideration in this arrangement based on relative selling price of each deliverable. The revenue allocated to the license was recognized upon the execution of the agreement as Takeda obtained the right to use the license upon execution of the agreement. The revenue for R&D services is being recognized over the estimated service period of 3 years.

During the years ended December 31, 2012 and December 31, 2011, the Company recognized revenue of $3.1 million and $22.3 million under this agreement, respectively. At December 31, 2012 and 2011, $1.7 million and $3.3 million of revenue was deferred under this agreement.

Beginning in 2003, the Company entered into several cooperative agreements and grants with the U.S. Army and the National Institutes of Health. Under these research agreements, the Company uses its patented technology to examine and characterize the effects of various agents and drugs on the signaling pathways in the brain and the biochemical mechanisms associated with various diseases of the brain. These agreements were originally from one to three years in length. The Company has not received any funding from these agreements since 2010. For the years ended December 31, 2012 and 2011, the Company recognized revenue of approximately $0 million and $1.03 million, respectively.

In May 2002, the Company entered into a license agreement (the License) and research agreement with a university. Under the provisions of the License, the Company is entitled to use this organization’s patented technology and other intellectual property relating to diagnosis and treatment of central nervous system disorders.

The License expires upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License. The Company is required to make future milestone payments for initiation of clinical trials and approval of a New Drug Application (NDA). Should the Company commercialize the technology related to this License, the Company would be required to make royalty payments, and would also be required to pay fees under any sublicense agreements with third parties.

In connection with the License, the Company issued 800,000 shares of common stock to the organization. Upon issuance of the shares, the Company recorded the estimated fair value of the shares issued, approximately $120,000, as research and development expense.

In addition, the Company is required to use at least $1 million annually of its resources for the development and commercialization of the technology until the Company submits a NDA. The Company met its spending requirements in 2012, 2011 and 2010. There were no other payments made or required for the years ended December 31, 2012 and 2011.

In May 2005, the Company entered into a license agreement (the Agreement) with a company for the use of this company’s patented compounds. ITI intends to test and use the compounds in its research and development program as candidates for potential new drugs.

The Agreement expires on the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights. The Company is required to make future milestone payments for commencement of certain clinical trials and filings with the U.S. Food and Drug Administration. Should the Company sell products covered by the Agreement, the Company would be required to make royalty payments. There were no payments under this Agreement for the years ended December 31, 2012 and 2011.

Convertible Promissory Notes	12 Months Ended
Dec. 31, 2012
Convertible Promissory Notes

8. Convertible Promissory Notes

In October 2012, the Company entered into an agreement with existing investors to obtain $15.2 million in exchange for convertible promissory notes net of $26,888 of offering costs. The proceeds will be used to finance research studies. The debt plus 6% accrued interest will be converted to 5,051,960 shares at ($3.01/share) of Series D Preferred Stock at the maturity date of October 25, 2013 or later if amended. The Company has amortized fees associated with the debt issuance and the balance remaining as of December 31, 2012 is $16,880.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

9. Commitments and Contingencies

The Company currently has operating lease agreements with commitments for $605,000 through 2013 for laboratory and office facilities. Rent expense for the years ended December 31, 2012 and 2011 was $809,332 and $691,823, respectively.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan

10 . Employee Benefit Plan

The Company sponsors a defined contribution 401(k) plan covering all full-time employees. Participants may elect to contribute up to 15% of their annual pre-tax earnings up to the federally allowed maximum limits. The Company makes a matching contribution of 50% on the first 6% of contributions made by participants. Participant and Company contributions vest immediately. During the years ended December 31, 2012 and 2011, the Company recorded matching contribution expense of $79,656 and $76,231, respectively.

Subsequent Events	6 Months Ended	12 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp
Subsequent Events

6. Subsequent events

On August 29, 2013, pursuant to an Agreement and Plan of Merger dated August 23, 2013 (the Merger Agreement) by and among Oneida Resources Corp., a public shell company (Oneida); ITI, Inc., a wholly-owned subsidiary of Oneida (Merger Sub); and the Company, Merger Sub merged with and into the Company, with the Company remaining as the surviving entity and a wholly-owned operating subsidiary of Oneida (the Merger). At the effective time of the Merger (the Effective Time), the name of the Company was changed to ITI, Inc. Immediately following the Effective Time, a newly organized wholly-owned subsidiary of Oneida named “Intra-Cellular Therapies, Inc.” (the Name Change Merger Sub) merged with and into Oneida (the Name Change Merger), with the surviving entity named Intra-Cellular Therapies, Inc. (ITI).

Pursuant to the terms of the Merger Agreement, at the Effective Time, each share of common stock of the Company outstanding immediately prior to the Effective Time and each share of preferred stock of the Company outstanding immediately prior to the Effective Time was exchanged for one-half (1/2) of a share of common stock of ITI. ITI issued 22,134,647 shares of ITI common stock upon such exchange of the outstanding shares of Company common stock and preferred stock. In addition, at the Effective Time, ITI assumed the Company’s 2003 Equity Incentive Plan, as amended (the Plan), and all options to purchase the Company’s common stock then outstanding under the Plan, and such options became exercisable for an aggregate of 1,462,380 shares of ITI common stock. Each such outstanding option that had been granted by the Company under the Plan became exercisable for one-half (1/2) of a share of ITI common stock. At the Effective Time, ITI also assumed the outstanding warrant to purchase shares of Company common stock, and such warrant became exercisable for 1,822 shares of ITI common stock.

Immediately prior to the Merger, on August 29, 2013, the Company sold to accredited investors approximately $60.0 million of its shares of common stock, or 18,889,307 shares at a price of $3.1764 per share (the Private Placement), which included $15,289,893 in principal, plus accrued interest, of the Company’s then outstanding convertible promissory notes (the Notes), which were converted into shares of Company common stock at a price of $3.1764 per share. In connection with the Private Placement, the Company granted the investors in the Private Placement registration rights requiring the Company or any successor to register those shares of Company common stock (which were exchanged in the Merger for shares of ITI common stock, along with the rest of the outstanding shares of the Company capital stock, except for dissenting shares) for public resale. The then existing stockholders who agreed to become parties to the registration rights agreement also became entitled to such registration rights, subject to specified differences in the agreement between the rights of new investors and existing stockholders. The existing Second Amended and Restated Investor Rights Agreement, by and among the Company and the investors listed therein, dated as of October 25, 2007, as amended, was terminated at the date of the Merger.

In accordance with ASC 805, “Business Combinations,” the Company is considered the accounting acquirer in the Merger and will account for the transaction as an exchange for one-half ( 1⁄2) of a share of common stock, because the Company’s stockholders received 100% of the voting rights in the combined entity and the Company’s senior management represents all of the senior management of the combined entity. Consequently, the assets and liabilities and the historical operations that will be reflected in consolidated financial statements of ITI will be those of the Company and will be recorded at their historical cost bases.

11. Subsequent Events The Company evaluated subsequent events through June 19, 2013, the date these financial statements were issued.

Note 8 - Subsequent Events

Subsequent to March 31, 2013, professional fees of $3,400 were paid on behalf of the Company by Sunrise Financial Group Inc. (“SFG”).

Subsequent to March 31, 2013, the Company received approximately $6,000 relating to the promissory note with NLBDIT 2010 Enterprises, LLC for professional fees.

Going Concern (Oneida Resources Corp)	7 Months Ended	10 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Oneida Resources Corp
Going Concern

Note 3 - Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred losses from inception of approximately $32,000, and has negative working capital of approximately $22,000 at March 31, 2013, which among other factors, raises substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent upon management’s plan to find a suitable acquisition or merger candidate, raise additional capital from the sales of stock, and receive loans from related parties. The accompanying financial statements do not include any adjustments that might be required should the Company be unable to continue as a going concern.

Note 3 - Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred losses from inception of approximately $43,000, and has negative working capital of approximately $33,000 at June 30, 2013, which among other factors, raises substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent upon management’s plan to find a suitable acquisition or merger candidate, raise additional capital from the sales of stock, and receive loans from related parties. The accompanying financial statements do not include any adjustments that might be required should the Company be unable to continue as a going concern.

Common Stock (Oneida Resources Corp)	7 Months Ended	10 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Oneida Resources Corp
Common Stock

Note 5 - Common Stock

On August 29, 2012, the Company authorized one hundred million (100,000,000) shares of common stock. On October 15, 2012, the Company received a subscription for five million (5,000,000) shares of common stock. On October 23, 2012, the Company received payment of $10,000 for the subscription.

Note 5 - Common Stock

On August 29, 2012, the Company authorized one hundred million (100,000,000) shares of common stock. On October 15, 2012, the Company received a subscription for five million (5,000,000) shares of common stock from NLBDIT 2010 Services, LLC. On October 23, 2012, the Company received payment of $10,000 for the subscription.

Related Party Transactions (Oneida Resources Corp)	7 Months Ended	10 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Oneida Resources Corp
Related Party Transactions

Note 7 - Related Party Transactions

The Company utilizes the office space and equipment of its management at no cost.

On October 15, 2012, the Company issued a Promissory Note payable (the “Note”) to NLBDIT 2010 Enterprises, LLC. The Note bears interest at 6% and is payable upon completion of a business combination with a private company in a reverse merger or other transaction after which the Company would cease to be a shell company. At March 31, 2013, there is no outstanding balance.

Note 7 - Related Party Transactions

The Company utilizes the office space and equipment of its management at no cost.

For the three months ended June 30, 2013, professional fees of $3,400 were paid on behalf of the Company by Sunrise Financial Group Inc. (“SFG”). The President of SFG has control of NLBDIT 2010 Services, LLC. As of June 30, 2013, the outstanding balance of $3,400 is reported as loan payable - related party. The amount is unsecured, non-interest bearing and has no stipulated repayment terms.

On October 15, 2012, the Company issued a Promissory Note payable (the “Note”) to NLBDIT 2010 Enterprises, LLC, a company controlled by the President of SFG. The Note bears interest at 6% and is payable upon completion of a business combination with a private company in a reverse merger or other transaction after which the Company would cease to be a shell company. At June 30, 2013, the outstanding balance of $5,900 is reported as note payable - related party. At June 30, 2013, $65 of accrued interest related to this loan is reported as accounts payable and accrued expenses. Subsequent to June 30, 2013, the Company borrowed an additional $15,000.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents consist of certificates of deposit with commercial banks and financial institutions. Certificates of deposit with a maturity date of more than three months are classified separately on the balance sheet. Their carrying values approximate the fair market value.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents consist of certificates of deposit with commercial banks and financial institutions. Certificates of deposit with a maturity date of more than three months are classified separately on the balance sheet. Their carrying values approximate the fair market value.

Cash Equivalents

The Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. There are no cash equivalents at the balance sheet date.

Cash Equivalents

The Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. There are no cash equivalents at the balance sheet date.

Fair Value Measurements

Fair Value Measurements

The Company applies the fair value method under ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value and requires expanded disclosures about fair value measurements. The ASC 820 hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•	Level 1—Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.

•

Level 2—Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.

•	Level 3—Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity – e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the ASC 820 hierarchy.

The Company has no assets or liabilities that were measured using quoted prices for similar assets and liabilities or significant unobservable inputs (Level 2 and Level 3 assets and liabilities, respectively) as of June 30, 2013 and December 31, 2012. The carrying value of cash held in money market funds of approximately $1.2 million as of June 30, 2013 and December 31, 2012, is included in cash and cash equivalents and approximates market value based on quoted market price or Level 1 inputs.

Fair Value Measurements

The Company applies the fair value method under ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value and requires expanded disclosures about fair value measurements. The ASC 820 hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•	Level 1—Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.

•

Level 2—Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.

•	Level 3 – Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity—e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the ASC 820 hierarchy.

The Company has no assets or liabilities that were measured using quoted prices for similar assets and liabilities or significant unobservable inputs (Level 2 and Level 3 assets and liabilities, respectively) as of December 31, 2012. The carrying value of cash held in money market funds of approximately $1.2 million as of December 31, 2012, is included in cash and cash equivalents and approximates market value based on quoted market price or Level 1 inputs.

Financial Instruments

Financial Instruments

The Company considers the recorded costs of its financial assets and liabilities, which consist of cash equivalents, accounts receivable, accounts payable and accrued liabilities, to approximate their fair value because of their relatively short maturities at June 30, 2013 and December 31, 2012. Management believes that the risks associated with its financial instruments are minimal as the counterparties are financial institutions of high credit standing.

Financial Instruments

The Company considers the recorded costs of its financial assets and liabilities, which consist of cash equivalents, accounts receivable, accounts payable and accrued liabilities, to approximate their fair value because of their relatively short maturities at December 31, 2012 and 2011. Management believes that the risks associated with its financial instruments are minimal as the counterparties are various corporations, financial institutions and government agencies of high credit standing.

Concentration of Credit Risk

Concentration of Credit Risk

Cash equivalents are held with major financial institutions in the United States. Certificates of deposit held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Concentration of Credit Risk

Cash equivalents are held with major financial institutions in the United States. Certificates of deposit held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Accounts Receivable

Accounts Receivable

Accounts receivable that management has the intent and ability to collect are reported in the balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company writes off uncollectible receivables when the likelihood of collection is remote.

The Company evaluates the collectability of accounts receivable on a regular basis. The allowance, if any, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts and economic factors or events expected to affect future collections experience. No allowance was recorded as of June 30, 2013 and December 31, 2012, as the Company has a history of collecting on all accounts including government agencies and collaborations funding its research.

Accounts Receivable

Accounts receivable that management has the intent and ability to collect are reported in the balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company writes off uncollectible receivables when the likelihood of collection is remote.

The Company evaluates the collectability of accounts receivable on a regular basis. The allowance, if any, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts and economic factors or events expected to affect future collections experience. No allowance was recorded as of December 31, 2012, as the Company has a history of collecting on all accounts including government agencies and collaborations funding its research.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost and depreciated on a straight-line basis over estimated useful lives ranging from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the assets or the term of the related lease. Expenditures for maintenance and repairs are charged to operations as incurred.

When indicators of possible impairment are identified, the Company evaluates the recoverability of the carrying value of its long-lived assets based on the criteria established in ASC 360, Property, Plant and Equipment. The Company considers historical performance and anticipated future results in its evaluation of potential impairment. The Company evaluates the carrying value of those assets in relation to the operating performance of the business and undiscounted cash flows expected to result from the use of those assets. Impairment losses are recognized when carrying value exceeds the undiscounted cash flows then management must determine the fair value of the underlying asset. No such impairment losses have been recognized to date.

Property and Equipment

Property and equipment is stated at cost and depreciated on a straight-line basis over estimated useful lives ranging from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the assets or the term of the related lease. Expenditures for maintenance and repairs are charged to operations as incurred.

When indicators of possible impairment are identified, the Company evaluates the recoverability of the carrying value of its long-lived assets based on the criteria established in ASC 360, Property, Plant and Equipment. The Company considers historical performance and anticipated future results in its evaluation of potential impairment. The Company evaluates the carrying value of those assets in relation to the operating performance of the business and undiscounted cash flows expected to result from the use of those assets. Impairment losses are recognized when carrying value exceeds the undiscounted cash flows then management must determine the fair value of the underlying asset. No such impairment losses have been recognized to date.

Revenue Recognition

Revenue Recognition

Revenue is recognized when all terms and conditions of the agreements have been met, including persuasive evidence of an arrangement, delivery has occurred or services have been rendered, price is fixed or determinable and collectability is reasonably assured. The Company is reimbursed for certain costs incurred on specified research projects under the terms and conditions of grants, collaboration agreements, and awards. The Company records the amount of reimbursement as revenues on a gross basis in accordance with ASC 605-45, Revenue Recognition/Principal Agent Considerations. The Company is the primary obligor with respect to purchasing goods and services from third-party suppliers, is obligated to compensate the service provider for the work performed, and has discretion in selecting the supplier. Provisions for estimated losses on research grant projects and any other contracts are made in the period such losses are determined.

The Company engages in transactions with delivery of more than one element. Each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting. For ITI this determination is generally based on whether the deliverable has “stand-alone value” to the customer. The Company adopted accounts for all Multiple-Deliverable Revenue Arrangements (MDRAs) in accordance with ASC 605-25, Revenue Recognition - Multiple Element Arrangements.

The Company accounts for milestone revenue in accordance with ASC Topic 605-28, Milestone Method. Under this guidance, we recognize revenue contingent upon the achievement of a substantive milestone in its entirety in the period the milestone is achieved. Substantive milestone payments are recognized upon achievement of the milestone only if all of the following conditions are met:

•	The milestone payments are non-refundable;

•	Achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

•	Substantive effort on our part is involved in achieving the milestone;

•	The amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and

•	A reasonable amount of time passes between the up-front license payment and the first milestone payment, as well as between each subsequent milestone payment.

Determination as to whether a payment meets the aforementioned conditions involves management’s judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore, the resulting payment would be considered part of the consideration for the single unit of accounting and be recognized as revenues in accordance with the revenue models described above. In addition, the determination that one such payment was not a substantive milestone could prevent us from concluding that subsequent milestone payments were substantive milestones and, as a result, any additional milestone payments could also be considered part of the consideration for the single unit of accounting and would be recognized as revenue as such performance obligations are performed under either the proportional performance or straight-line methods, as applicable.

Revenue Recognition

Revenue is recognized when all terms and conditions of the agreements have been met, including persuasive evidence of an arrangement, delivery has occurred or services have been rendered, price is fixed or determinable and collectability is reasonably assured. The Company is reimbursed for certain costs incurred on specified research projects under the terms and conditions of grants, collaboration agreements, and awards. The Company records the amount of reimbursement as revenues on a gross basis in accordance with ASC 605-45, Revenue Recognition/Principal Agent Considerations. The Company is the primary obligor with respect to purchasing goods and services from third-party suppliers, is obligated to compensate the service provider for the work performed, and has discretion in selecting the supplier. Provisions for estimated losses on research grant projects and any other contracts are made in the period such losses are determined.

Effective January 1, 2011, the Company adopted a new accounting standard that amends the guidance on the accounting for arrangements involving the delivery of more than one element. Pursuant to the new standard, each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting. For ITI this determination is generally based on whether the deliverable has “stand-alone value” to the customer. The Company adopted this new accounting standard on a prospective basis for all Multiple-Deliverable Revenue Arrangements (MDRAs) entered into on or after January 1, 2011, and for any MDRAs that were entered into prior to January 1, 2011, but materially modified on or after that date.

For MDRAs entered into prior to January 1, 2011 (pre-2011 arrangements) and not materially modified thereafter, we continue to apply our prior accounting policy with respect to such arrangements. Under this policy, in general, revenue from non-refundable, up-front fees related to intellectual property rights/licenses, where we have continuing involvement and where standalone value could not be determined under the previous guidance, is recognized ratably over the estimated period of ongoing involvement. In general, the consideration with respect to the other deliverables is recognized when the goods or services are delivered.

The adoption of this accounting standard did not have a material impact on our results of operations for the years ended December 31, 2012 and 2011, or on our financial positions as of December 31, 2012 and 2011. Our results of operations for the year ended December 31, 2010 also would not have been materially impacted if the accounting standard had been adopted on January 1, 2010.

In January 2011, the Company adopted ASC Topic 605-28, Milestone Method. Under this guidance, we recognize revenue contingent upon the achievement of a substantive milestone in its entirety in the period the milestone is achieved. Substantive milestone payments are recognized upon achievement of the milestone only if all of the following conditions are met:

•	The milestone payments are non-refundable;

•	Achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

•	Substantive effort on our part is involved in achieving the milestone;

•	The amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and

•	A reasonable amount of time passes between the up-front license payment and the first milestone payment, as well as between each subsequent milestone payment.

Determination as to whether a payment meets the aforementioned conditions involves management’s judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore, the resulting payment would be considered part of the consideration for the single unit of accounting and be recognized as revenues in accordance with the revenue models described above. In addition, the determination that one such payment was not a substantive milestone could prevent us from concluding that subsequent milestone payments were substantive milestones and, as a result, any additional milestone payments could also be considered part of the consideration for the single unit of accounting and would be recognized as revenue as such performance obligations are performed under either the proportional performance or straight-line methods, as applicable.

Deferred Revenue

Deferred Revenue

Cash received as prepayment on future services is deferred and recognized as revenue as the services are performed. The Company must remit interest on any deferred revenue related to a governmental agency. As of June 30, 2013 and December 31, 2012, no interest was due as the Company did not have any deferred revenue from a government agency.

Deferred Revenue

Cash received as prepayment on future services is deferred and recognized as revenue as the services are performed. The Company must remit interest on any deferred revenue related to a governmental agency. As of December 31, 2012 and 2011, no interest was due as the Company did not have any deferred revenue from a government agency.

Research and Development

Research and Development

Except for payments made in advance of services, the Company expenses its research and development costs as incurred. For payments made in advance, the Company recognizes research and development expense as the services are rendered. Research and development costs primarily consist of salaries and related expenses for personnel and resources and the costs of clinical trials. Other research and development expenses include preclinical analytical testing, outside services, providers, materials and consulting fees.

Research and Development

Except for payments made in advance of services, the Company expenses its research and development costs as incurred. For payments made in advance, the Company recognizes research and development expense as the services are rendered. Research and development costs primarily consist of salaries and related expenses for personnel and resources and the costs of clinical trials. Other research and development expenses include preclinical analytical testing, outside services, providers, materials and consulting fees.

Income Taxes

Income Taxes

Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and its respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities.

The Company accounts for uncertain tax positions pursuant to ASC 740 (previously included in Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes–an Interpretation of FASB Statement No. 109). Financial statement recognition of a tax position taken or expected to be taken in a tax return is determined based on a more-likely-than-not threshold of that position being sustained. If the tax position meets this threshold, the benefit to be recognized is measured as the tax benefit having the highest likelihood of being realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in the provision for income taxes.

Income Taxes

Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and its respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities.

The Company accounts for uncertain tax positions pursuant to ASC 740 (previously included in Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109). Financial statement recognition of a tax position taken or expected to be taken in a tax return is determined based on a more-likely-than-not threshold of that position being sustained. If the tax position meets this threshold, the benefit to be recognized is measured as the tax benefit having the highest likelihood of being realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in the provision for income taxes.

Income Taxes

The Company utilizes the accrual method of accounting for income taxes. Under the accrual method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities and are measured using enacted tax rates and laws that will be in effect, when the differences are expected to reverse. An allowance against deferred tax assets is recognized, when it is more likely than not, that such tax benefits will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination.

For tax positions meeting a “more-likely than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. As of March 31, 2013, the Company has no accrued interest or penalties related to uncertain tax positions.

Income Taxes

The Company utilizes the accrual method of accounting for income taxes. Under the accrual method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities and are measured using enacted tax rates and laws that will be in effect, when the differences are expected to reverse. An allowance against deferred tax assets is recognized, when it is more likely than not, that such tax benefits will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. As of June 30, 2013, the Company has no accrued interest or penalties related to uncertain tax positions.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC 220-10, Reporting Comprehensive Income, requires the presentation of the comprehensive income or loss and its components as part of the financial statements if comprehensive income (loss) differs from net income (loss). For the three- and six-months ended June 30, 2013 and the year ended December 31, 2012, the Company’s net loss equals comprehensive loss.

Comprehensive Income (Loss)

ASC 220-10, Reporting Comprehensive Income, requires the presentation of the comprehensive income or loss and its components as part of the financial statements. For the years ended December 31, 2012, 2011 and 2010, the Company’s net (loss) income equals comprehensive (loss) income.

Share-Based Compensation

Share-Based Compensation

Share-based payments are accounted for in accordance with the provisions of ASC 718, Compensation – Stock Compensation (ASC 718). The fair value of share-based payments is estimated, on the date of grant, using the Black-Scholes-Merton option-pricing model (the Black-Scholes model). The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option.

For all time vesting awards granted, expense is amortized using the straight-line attribution method. For awards that contain a performance condition, expense is amortized using the accelerated attribution method. As share-based compensation expense recognized in the statements of operations for the three- and six-months ended June 30, 2013 and 2012 and the year ended December 31, 2012, is based on share-based awards ultimately expected to vest, it has been reduced for estimated forfeitures.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures are based on the Company’s historical experience for the three- and six-months ended June 30, 2013 and 2012 the year-ended December 31, 2012, and have not been material.

The Company utilizes the Black-Scholes model for estimating fair value of its stock options granted. Option valuation models, including Black-Scholes model, require the input of subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award.

Expected volatility rates are based on historical volatility of the common stock of comparable publicly traded entities and other factors due to the lack of historic information of the Company’s common stock. The expected life of stock-based options is the period of time for which the stock-based options are expected to be outstanding. Given the lack of historic exercise data, the expected life is determined using the “simplified method” which is defined as the midpoint between the vesting date and the end of the contractual term.

The risk-free interest rates are based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The Company has not paid dividends to its stockholders since its inception and does not plan to pay cash dividends in the foreseeable future. Therefore, the Company has assumed an expected dividend rate of zero.

Given the absence of an active market for the Company’s common stock, the exercise price of the stock options on the date of grant was determined and approved by the board of directors using several factors, including progress and milestones achieved in the Company’s business development and performance, the price per share of its convertible preferred stock offerings and general industry and economic trends. In establishing the estimated fair value of the common stock, the Company considered the guidance set forth in American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Under ASC 718, the cumulative amount of compensation cost recognized for instruments classified as equity that ordinarily would result in a future tax deduction under existing tax law shall be considered to be a deductible difference in applying ASC 740, Income Taxes. The deductible temporary difference is based on the compensation cost recognized for financial reporting purposes; however, these provisions currently do not impact the Company, as all the deferred tax assets have a full valuation allowance.

Since the Company had net operating loss carryforwards as of June 30, 2013 and December 31, 2012, no excess tax benefits for the tax deductions related to share-based awards were recognized in the statements of operations.

Equity instruments issued to non-employees are accounted for under the provisions of ASC 718 and ASC 505-50, Equity/Equity-Based Payments to Non-Employees. Accordingly, the estimated fair value of the equity instrument is recorded on the earlier of the performance commitment date or the date the services required are completed and are marked to market during the service period.

Share-Based Compensation

Share-based payments are accounted for in accordance with the provisions of ASC 718, Compensation – Stock Compensation (ASC 718). The fair value of share-based payments is estimated, on the date of grant, using the Black-Scholes-Merton option-pricing model (the Black-Scholes model). The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option.

For all time vesting awards granted, expense is amortized using the straight-line attribution method. For awards that contain a performance condition, expense is amortized using the accelerated attribution method. As share-based compensation expense recognized in the statements of operations for the years ended December 31, 2012 and 2011, is based on share-based awards ultimately expected to vest, it has been reduced for estimated forfeitures.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures are based on the Company’s historical experience for the years ended December 31, 2012, 2011 and 2010, and have not been material.

The Company utilizes the Black-Scholes model for estimating fair value of its stock options granted. Option valuation models, including Black-Scholes model, require the input of subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award.

Expected volatility rates are based on historical volatility of the common stock of comparable publicly traded entities and other factors due to the lack of historic information of the Company’s common stock. The expected life of stock-based options is the period of time for which the stock-based options are expected to be outstanding. Given the lack of historic exercise data, the expected life is determined using the “simplified method” which is defined as the midpoint between the vesting date and the end of the contractual term.

The risk-free interest rates are based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The Company has not paid dividends to its stockholders since its inception and does not plan to pay cash dividends in the foreseeable future. Therefore, the Company has assumed an expected dividend rate of zero.

Given the absence of an active market for the Company’s common stock, the exercise price of the stock options on the date of grant was determined and approved by the board of directors using several factors, including progress and milestones achieved in the Company’s business development and performance, the price per share of its convertible preferred stock offerings and general industry and economic trends. In establishing the estimated fair value of the common stock, the Company considered the guidance set forth in American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Under ASC 718, the cumulative amount of compensation cost recognized for instruments classified as equity that ordinarily would result in a future tax deduction under existing tax law shall be considered to be a deductible difference in applying ASC 740, Income Taxes. The deductible temporary difference is based on the compensation cost recognized for financial reporting purposes; however, these provisions currently do not impact the Company, as all the deferred tax assets have a full valuation allowance.

Since the Company had net operating loss carryforwards as of December 31, 2012 and 2011, no excess tax benefits for the tax deductions related to share-based awards were recognized in the statements of operations.

Equity instruments issued to non-employees are accounted for under the provisions of ASC 718 and ASC 505-50, Equity/Equity-Based Payments to Non-Employees. Accordingly, the estimated fair value of the equity instrument is recorded on the earlier of the performance commitment date or the date the services required are completed and are marked to market during the service period.

(Loss) Earnings Per Share

Loss Per Share

Loss per share is calculated under the two-class method under which all earnings (distributed and undistributed) are allocated to each class of common stock and participating securities based on their respective rights to receive dividends. In the event that the Board of Directors shall declare a dividend payable in cash or other property on the then-outstanding shares of common stock, the holders of the Redeemable Preferred Series A, B, and C convertible preferred stock shall be entitled to receive the amount of dividends per share of Preferred Stock that would be payable on the largest number of whole shares of Common Stock into which each share of Preferred Stock could then be converted. Therefore, the Redeemable Preferred Series A, B, and C Preferred Stock are participating securities.

Basic net loss per common share is determined by dividing the net loss allocable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is computed by dividing the net loss allocable to common stockholders by the weighted-average number of common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Redeemable Preferred Series A, B, and C convertible preferred stock.

The following common stock equivalents were excluded in the calculation of diluted loss per share because their effect would be anti-dilutive as applied to the loss from operations as of the three- and six- months ended June 30, 2013 and 2012:

	Three-Months Ended June 30		Six-Months Ended June 30
	2013	2012	2013	2012

Series A, B, and C Preferred Stock	13,094,663	13,094,663	13,094,663	13,094,663
Stock options	2,360,333	2,065,513	2,360,000	2,061,135
Convertible promissory notes	5,079,699	—	5,065,015	—

(Loss) Earnings Per Share

(Loss) Earnings per share is calculated under the two-class method under which all earnings (distributed and undistributed) are allocated to each class of common stock and participating securities based on their respective rights to receive dividends. In the event that the Board of Directors shall declare a dividend payable in cash or other property on the then-outstanding shares of common stock, the holders of the Redeemable Preferred Series A, B, and C convertible preferred stock shall be entitled to receive the amount of dividends per share of Preferred Stock that would be payable on the largest number of whole shares of Common Stock into which each share of Preferred Stock could then be converted. Therefore, the Redeemable Preferred Series A, B, and C Preferred Stock are participating securities.

Basic net (loss) income per common share is determined by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net (loss) income per share is computed by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Redeemable Preferred Series A, B, and C convertible preferred stock.

	Year Ended December 30
	2012	2011
Basic (loss) income per common share
Net (loss) income	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990

Basic (loss) earnings per common share	$(1.63)	$0.39
Diluted (loss) earnings per common share
Net (loss) Earnings	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990
Effect of dilutive options	—	1,987,486

Diluted weighted average common shares outstanding	11,215,077	13,190,476

Diluted (loss) earnings per common share	$(1.63)	$0.33

The following common stock equivalents were excluded in the calculation of diluted (loss) earnings per share because their effect would be anti-dilutive as applied to the loss from operations as of December 31, 2012:

	Year Ended December 31
	2012	2011
Series A, B, and C Preferred Stock	13,094,663	13,094,663
Stock options	2,132,194	—
Convertible promissory notes	834,106	—

Loss Per Common Share

Basic loss per share is calculated using the weighted-average number of common shares outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities such as outstanding options and warrants, using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The Company does not have any potentially dilutive instruments for the period presented.

Loss Per Common Share

Basic loss per share is calculated using the weighted-average number of common shares outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities such as outstanding options and warrants, using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The Company does not have any potentially dilutive instruments for the period presented.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements

In April 2013, the Financial Accounting Standards (FASB) issued Accounting standards Update (ASU) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amended interim and annual reporting requirements about accumulated other comprehensive income (AOCI). In interim periods, companies are required to report information about reclassifications out of AOCI and changes in AOCI balances. The provision of ASU 2013-02 became effective for the first quarter of 2013. The adoption of ASU 2103-02 did not have a material effect on the Company’s consolidated results of operations, financial position or liquidity.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. The recent guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. ASU 2011-05 did not change the items that must be reported in other comprehensive income. The Company adopted the provisions of ASU 2011-05 for the year ended December 31, 2012 and elected the second option. However, for the years ended December 31, 2012 and 2011, the Company’s net (loss) income equals comprehensive (loss) income, and, therefore, a separate statement of other comprehensive income was not necessary.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company” and has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows us to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.

Emerging Growth Company

The Company is an “emerging growth company” and has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows us to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.

Basis of Presentation

Basis of Presentation

The accompanying interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted for interim financial statements presentation and in accordance with the instructions to Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation. In the opinion of management, all adjustments for a fair statement of the results of operations and financial position for the interim periods presented have been included. All such adjustments are of a normal recurring nature. The accompanying financial statements and the information included under the heading Management’s Discussion and Analysis of Financial Condition and Results of Operations should be read in conjunction with the Company’s audited financial statements and related notes included in the Company’s Form 10-K as of March 31, 2013. Interim results are not necessarily indicative of the results for a full year.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
(Loss) Earnings per share

Basic net (loss) income per common share is determined by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net (loss) income per share is computed by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Redeemable Preferred Series A, B, and C convertible preferred stock.

	Year Ended December 30
	2012	2011
Basic (loss) income per common share
Net (loss) income	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990

Basic (loss) earnings per common share	$(1.63)	$0.39
Diluted (loss) earnings per common share
Net (loss) Earnings	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990
Effect of dilutive options	—	1,987,486

Diluted weighted average common shares outstanding	11,215,077	13,190,476

Diluted (loss) earnings per common share	$(1.63)	$0.33

Common Stock Equivalents Excluded in Calculation of Diluted (Loss) Earning Per Share

The following common stock equivalents were excluded in the calculation of diluted loss per share because their effect would be anti-dilutive as applied to the loss from operations as of the three- and six- months ended June 30, 2013 and 2012:

	Three-Months Ended June 30		Six-Months Ended June 30
	2013	2012	2013	2012

Series A, B, and C Preferred Stock	13,094,663	13,094,663	13,094,663	13,094,663
Stock options	2,360,333	2,065,513	2,360,000	2,061,135
Convertible promissory notes	5,079,699	—	5,065,015	—

The following common stock equivalents were excluded in the calculation of diluted (loss) earnings per share because their effect would be anti-dilutive as applied to the loss from operations as of December 31, 2012:

	Year Ended December 31
	2012	2011
Series A, B, and C Preferred Stock	13,094,663	13,094,663
Stock options	2,132,194	—
Convertible promissory notes	834,106	—

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment

Property and equipment consist of the following:

	June 30, 2013	December 31, 2012

Computer equipment	$94,314	$92,318
Furniture and fixtures	46,523	42,736
Scientific equipment	2,827,136	2,824,076
Leasehold improvements	319,553	319,553

	3,287,526	3,278,683
Less accumulated depreciation	(3,231,509)	(3,220,417)

	$56,017	$58,266

Property and equipment consist of the following:

	December 31
	2012	2011

Computer equipment	$92,318	$107,940
Furniture and fixtures	42,736	42,736
Scientific equipment	2,824,076	2,786,539
Leasehold improvements	319,553	319,553

	3,278,683	3,256,768
Less accumulated depreciation	(3,220,417)	(3,189,712)

	$58,266	$67,056

Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2012
Accrued and Unpaid Dividends for Preferred Stock Issuance

would be paid when and if declared by the Board of Directors. At December 31, 2012 and 2011, accrued and unpaid dividends for each respective preferred stock issuance were as follows:

	December 31
	2012	2011

Series A Preferred Stock	$3,325,667	$3,029,667
Series B Preferred Stock	3,807,154	3,346,402
Series C Preferred Stock	4,099,657	3,184,484

Total	$11,232,478	$9,560,553

Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Total Stock-based Compensation Expense

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during three- and six-months ended June 30, 2013 and 2012 was comprised of the following:

	Three-Months Ended June 30		Six-Months Ended June 30
	2013	2012	2013	2012

Research and development	$31,466	$22,152	$58,087	$42,441
General and administrative	57,697	61,418	105,146	109,210

Total share-based compensation expense	$89,163	$83,570	$163,233	$151,651

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during the years ended 2012 and 2011, was comprised of the following:

	Year Ended December 31
	2012	2011

Research and development	$111,206	$113,534
General and administrative	183,900	166,918

Total share-based compensation expense	$295,106	$280,452

Weighted-average Assumptions Used for Calculating Value of Options Granted

The following table describes the weighted-average assumptions used for calculating the value of options granted during the six-months ended June 30, 2013:

2013

Dividend yield	0%
Expected volatility	80%
Weighted-average risk-free interest rate	1.40%
Expected term	6.2 years

The following table describes the weighted-average assumptions used for calculating the value of options granted for the years ended December 31:

	2012	2011

Dividend yield	0.0%	—%
Expected volatility	79.7%	—
Weighted-average risk-free interest rate	1.2%	—
Expected term	6.3 years	—

Stock Option Activity

Information regarding the stock options activity including employees, directors and non-employees as of June 30, 2013, and changes during the period then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2012 (audited)	3,414,227	$0.66	4.4 years
Options granted (unaudited)	495,200	1.63	6.2 years
Options exercised (unaudited)	(362,666)	0.54	2.9 years
Options canceled or expired (unaudited)	(5,334)	1.49	8.9 years

Outstanding at June 30, 2013 (unaudited)	3,541,427	0.84	4.8 years

Vested or expected to vest at June 30, 2013 (unaudited)	3,541,427	0.84

Exercisable at June 30, 2013 (unaudited)	2,802,318	$0.65	3.6 years

Information regarding the stock options activity including employees, directors and non-employees as of December 31, 2012, and changes during the year then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2011	3,175,567	$0.61	5.0 years
Options granted	322,200	1.42	6.3 years
Options exercised	(66,540)	0.47	3.0 years
Options canceled or expired	(17,000)	1.37	7.9 years

Outstanding at December 31, 2012	3,414,227	0.66	4.4 years

Vested or expected to vest at December 31, 2012	3,416,227	0.69

Exercisable at December 31, 2012	3,151,353	$0.58	3.9 years

Income Taxes (Tables)	12 Months Ended	7 Months Ended	10 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of:

	December 31
	2012	2011

Current	$32,921	$64,834
Deferred	(6,378,456)	4,359,809
Valuation allowance	6,378,456	(4,359,809)

Provision (benefit) for income taxes	$32,921	$64,834

The benefit from income taxes consists of the following:

For the Period August 29, 2012 (Inception) to March 31, 2013
Current Expense:
Federal and State	$—
Deferred tax benefit:
Federal and State	11,000
Valuation allowance	(11,000)

Total	$—

The benefit from income taxes consists of the following:

	For The Three Months Ended June 30, 2013	Cumulative From August 29, 2012 (Inception) to June 30, 2013
Current Expense:
Federal and State	$—	$—
Deferred tax benefit:
Federal and State	4,000	15,000
Valuation allowance	(4,000)	(15,000)

Total	$—	$—

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities were as follows:

	December 31
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$8,418,507	$1,118,070
Accrued expenses	215,865	416,268
Accrued employee benefits	282,268	259,638
Capitalized research and development costs	27,516	108,138
Research and development credit	1,928,714	1,612,459
Deferred revenue	643,669	1,287,333
Deferred tax liabilities:
Depreciation	130,017	147,165

Net deferred tax asset	11,646,556	4,949,071
Valuation allowance	(11,646,556)	(4,949,071)

Net deferred tax asset	$—	$—

Summary of Effective Income Tax Rate Reconciliation

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

For the Period August 29, 2012 (Inception) to March 31, 2013
Statutory federal income tax rate	(34)%
Valuation allowance	34%

Effective income tax rate	0%

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

	For The Three Months Ended June 30, 2013	Cumulative From August 29, 2012 (Inception) to June 30, 2013
Statutory federal income tax rate	(34)%	(34)%
Valuation allowance	34%	34%

Effective income tax rate	0%	0%

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Carrying value of cash held in money market funds	1.2	1.2
Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years	3 years
Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years	5 years

Net (Loss) Income per Common Share (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income	$ (8,277,391)	$ (9,056,053)	$ (13,915,768)	$ (13,167,217)	$ (16,590,827)	$ 11,092,429
Less: Undistributed earnings (loss) allocated to participating securities	(418,056)	(418,056)	(836,112)	(836,112)	(1,672,223)	(1,669,786)
Net (loss) earnings allocable to common shares	(8,695,447)	(9,474,109)	(14,751,880)	(14,003,329)	(18,263,050)	9,422,643
Basic weighted average common shares outstanding					11,215,077	11,202,990
Basic (loss) earnings per common share	$ (0.76)	$ (0.85)	$ (1.3)	$ (1.25)	$ (1.63)	$ 0.39
Diluted weighted average common shares outstanding					11,215,077	13,190,476
Diluted (loss) earnings per common share	$ (0.76)	$ (0.85)	$ (1.3)	$ (1.25)	$ (1.63)	$ 0.33
Basic (loss) income per common share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income					(16,590,827)	11,092,429
Less: Undistributed earnings (loss) allocated to participating securities					(1,672,223)	(6,747,903)
Net (loss) earnings allocable to common shares					(18,263,050)	4,344,526
Basic weighted average common shares outstanding					11,215,077	11,202,990
Basic (loss) earnings per common share					$ (1.63)	$ 0.39
Diluted (loss) earnings per common share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income					(16,590,827)	11,092,429
Less: Undistributed earnings (loss) allocated to participating securities					(1,672,223)	(6,747,903)
Net (loss) earnings allocable to common shares					$ (18,263,050)	$ 4,344,526
Basic weighted average common shares outstanding					11,215,077	11,202,990
Effect of dilutive options						1,987,486
Diluted weighted average common shares outstanding					11,215,077	13,190,476
Diluted (loss) earnings per common share					$ (1.63)	$ 0.33

Common Stock Equivalents Excluded in Calculation of Diluted (Loss) Earning Per Share (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Series A, B, and C Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from computation of earnings per share	13,094,663	13,094,663	13,094,663	13,094,663	13,094,663	13,094,663
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from computation of earnings per share	2,360,333	2,065,513	2,360,000	2,061,135	2,132,194
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from computation of earnings per share	5,079,699		5,065,015		834,106

Property and Equipment (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 3,287,526	$ 3,278,683	$ 3,256,768
Less accumulated depreciation and amortization	(3,231,509)	(3,220,417)	(3,189,712)
Property Plant and Equipment Net	56,017	58,266	67,056
Computer equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	94,314	92,318	107,940
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	46,523	42,736	42,736
Scientific equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,827,136	2,824,076	2,786,539
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 319,553	$ 319,553	$ 319,553

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,038	$ 11,092	$ 28,121	$ 47,747	$ 189,186	$ 386,992

Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended			6 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Jun. 30, 2003 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2010 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2002 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2010 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2006 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2010 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2007 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2010 Common Stock	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp
Redeemable convertible preferred stock, share issued				1,250,000		2,900,000				5,000,216			2,687,915	4,030,024
Proceeds from issuance of redeemable convertible preferred stock				$ 1,250,000		$ 2,828,322				$ 7,863,725			$ 5,274,886	$ 7,935,898
Offering costs										58,850			60,894	64,102
Preferred stock converted to common stock					450,000				2,173,451				1,896,116
Common stock issued in conversion of preferred stock																	2,773,492
Series A, Series B and Series C Preferred Stock, dividends percentage	8.00%	8.00%
Preferred stock, liquidation preference							6,755,992	6,459,992			8,936,955	8,475,905			15,141,345	14,205,340
Redemption price per share							$ 1				$ 1.58				$ 1.99
Common stock reserved for conversion of preferred stock							3,700,000				3,631,898				5,762,765
Aggregate proceeds from public offering of common stock that would result conversion of preferred stock, minimum	$ 20,000,000
Price per share of common stock that would result conversion of preferred stock			$ 5
Preferred stock, shares authorized																		10,000,000	10,000,000
Preferred stock, par value																		$ 0.0001	$ 0.0001

Accrued and Unpaid Dividends for Preferred Stock Issuance (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Dividends Payable [Line Items]
Accrued and unpaid dividend	$ 11,232,478	$ 9,560,553
Series A Redeemable Convertible Preferred Stock
Dividends Payable [Line Items]
Accrued and unpaid dividend	3,325,667	3,029,667
Series B Redeemable Convertible Preferred Stock
Dividends Payable [Line Items]
Accrued and unpaid dividend	3,807,154	3,346,402
Series C Redeemable Convertible Preferred Stock
Dividends Payable [Line Items]
Accrued and unpaid dividend	$ 4,099,657	$ 3,184,484

Share Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Scientific advisory board members	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Equity Incentive Plan	Jun. 30, 2003 Equity Incentive Plan	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance									5,700,000	3,700,000
Incentive stock options (ISOs), Vesting Period					2 years	2 years	3 years	3 years
Options, maximum term	10 years	10 years
Weighted-average grant date fair value for awards granted		$ 0.99
Total intrinsic value of the options exercised		$ 63,000	$ 35,000
Total fair value of shares vested		332,000	182,000
Options granted	495,200	322,200		39,000
Options granted, exercise price	$ 1.63	$ 1.42		$ 1.42
Options, vesting term				Vest ratably over a period of 12 to 24 months
Unrecognized share-based compensation expense related to employee stock option awards		$ 285,327	$ 259,899
Unrecognized share-based compensation expense, weighted-average recognition period											1 year 10 months 24 days	1 year 6 months

Total Stock-based Compensation Expense (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 89,163	$ 83,570	$ 163,233	$ 151,651	$ 295,106	$ 280,452
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	31,466	22,152	58,087	42,441	111,206	113,534
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 57,697	$ 61,418	$ 105,146	$ 109,210	$ 183,900	$ 166,918

Weighted-average Assumptions Used for Calculating Value of Options Granted (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	80.00%	79.70%
Weighted-average risk-free interest rate	1.40%	1.20%
Expected term	6 years 2 months 12 days	6 years 3 months 18 days

Stock Options Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Outstanding at beginning of period	3,414,227	3,175,567
Options granted	495,200	322,200
Options exercised	(362,666)	(66,540)
Options canceled or expired	(5,334)	(17,000)
Outstanding at end of period	3,541,427	3,414,227	3,175,567
Vested or expected to vest at end of period	3,541,427	3,416,227
Exercisable at end of period	2,802,318	3,151,353
Weighted average exercise price
Outstanding at beginning of period	$ 0.66	$ 0.61
Options granted	$ 1.63	$ 1.42
Options exercised	$ 0.54	$ 0.47
Options canceled or expired	$ 1.49	$ 1.37
Outstanding at end of period	$ 0.84	$ 0.66	$ 0.61
Vested or expected to vest at end of period	$ 0.84	$ 0.69
Exercisable at end of period	$ 0.65	$ 0.58
Weighted average contractual life
Options granted	6 years 2 months 12 days	6 years 3 months 18 days
Options exercised	2 years 10 months 24 days	3 years
Options canceled or expired	8 years 10 months 24 days	7 years 10 months 24 days
Outstanding at end of period	4 years 9 months 18 days	4 years 4 months 24 days	5 years
Exercisable at end of period	3 years 7 months 6 days	3 years 10 months 24 days

Income Tax Expense(Benefit) (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Current Expense:
Current			$ 32,921	$ 64,834
Deferred tax benefit:
Deferred			(6,378,456)	4,359,809	4,000	11,000	15,000
Valuation allowance			6,378,456	(4,359,809)	(4,000)	(11,000)	(15,000)
Provision (benefit) for income taxes	$ 8,230	$ 16,460	$ 32,921	$ 64,834

Deferred Tax Asset and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 8,418,507	$ 1,118,070
Accrued expenses	215,865	416,268
Accrued employee benefits	282,268	259,638
Capitalized research and development costs	27,516	108,138
Research and development credit	1,928,714	1,612,459
Deferred revenue	643,669	1,287,333
Deferred tax liabilities:
Depreciation	130,017	147,165
Net deferred tax asset	11,646,556	4,949,071
Valuation allowance	(11,646,556)	(4,949,071)
Net deferred tax asset

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended	7 Months Ended	10 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Net operating loss carryforwards	$ 21,800,000	$ 32,000	$ 43,000
Net operating loss carryforwards, expiration	Will begin to expire in the year 2030 if unused.	Through 2033.	Through 2033.

Collaborations and License Agreements - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
R&D services revenue recognition period					3 years
Estimated fair value of shares issued, recorded as research and development expense	$ 7,787,901	$ 9,438,445	$ 12,740,161	$ 13,132,693	$ 15,486,476	$ 7,654,546
Licensing Agreements
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
License expiration period	On the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights		On the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights		On the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights
Royalty payments	0		0		0	0
Takeda Pharmaceutical Company Limited | Collaborative Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized revenue	800,000		1,600,000		3,100,000	22,300,000
Deferred revenue	800,000		800,000		1,700,000	3,300,000
Takeda Pharmaceutical Company Limited | Maximum | Development milestones
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Aggregate payment upon achievement of certain milestones	500,000,000		500,000,000		500,000,000
Takeda Pharmaceutical Company Limited | Maximum | Sales-based milestones
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Aggregate payment upon achievement of certain milestones	250,000,000		250,000,000		250,000,000
U.S. Army and the National Institutes of Health | Research and Development Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized revenue					0	1,030,000
U.S. Army and the National Institutes of Health | Maximum | Research and Development Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Agreement period					3 years
U.S. Army and the National Institutes of Health | Minimum | Research and Development Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Agreement period					1 year
University | Licensing Agreements
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
License expiration period			Upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License.		Upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License.
Number of common stock issued,			800,000		800,000
Estimated fair value of shares issued, recorded as research and development expense			120,000		120,000
University | Minimum | Licensing Agreements
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Annual spending requirements for development and commercialization of technology expense			$ 1,000,000		$ 1,000,000

Convertible promissory Notes - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Oct. 31, 2012 Convertible promissory notes	Dec. 31, 2012 Convertible promissory notes
Debt Instrument [Line Items]
Amount obtained in exchange for convertible promissory notes net of offering costs	$ 100,000	$ 15,163,004	$ 15,163,004
Offering Cost			26,888
Debt, interest accrual percentage			6.00%
Number of shares debt plus accrued interest will be converted to			5,051,960
Debt, conversion price per share			$ 3.01
Amortization of fees associated with debt issuance				$ 16,880

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Operating lease agreements with commitments through 2013	$ 605,000
Rent expense	$ 809,332	$ 691,823

Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of annual pre-tax earnings employees may contribute to 401(k)	15.00%
Employer matching contribution	50.00%
Contributions made by participants for which the company makes matching contribution	6.00%
Contribution expense	$ 79,656	$ 76,231

Subsequent Event - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp Sunrise Financial Group Inc	Aug. 29, 2013 Subsequent Event Merger Agreement	Mar. 31, 2013 Subsequent Event Oneida Resources Corp Sunrise Financial Group Inc	Mar. 31, 2013 Subsequent Event Oneida Resources Corp NLBDIT 2010 Enterprises, LLC	Aug. 29, 2013 Subsequent Event Private Placement
Subsequent Event [Line Items]
Common stock and preferred stock outstanding exchange ratio						0.5
Common stock issued upon exchange						22,134,647
Aggregate shares of common stock options are exercisable in to	2,802,318	3,151,353				1,462,380
Aggregate shares of common stock warrants are exercisable in to						1,822
Shares of common stock sold, value									$ 60,000,000
Shares of common stock sold, shares									18,889,307
Shares of common stock sold, value per share									$ 3.1764
Principal amount of convertible promissory notes converted in to common stock									15,289,893
Convertible promissory notes converted in to common stock, conversion price per share									$ 3.1764
Professional Fees paid by related party on behalf			3,400	3,400	3,400		3,400
Amount received for professional fees								$ 6,000

Going Concern - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended		3 Months Ended	7 Months Ended	10 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp Scenario, Previously Reported	Jun. 30, 2013 Oneida Resources Corp Scenario, Previously Reported
Net Income (Loss)	$ (13,915,768)	$ (13,167,217)	$ (16,590,827)	$ 11,092,429	$ (10,883)	$ (32,100)	$ (42,983)	$ (32,000)	$ (43,000)
Working Capital Deficit					$ 33,000	$ 22,000	$ 33,000

Summary of Effective Income Tax Rate (Detail) (Oneida Resources Corp)	3 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013
Oneida Resources Corp
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory federal income tax rate	(34.00%)	(34.00%)	(34.00%)
Valuation allowance	34.00%	34.00%	34.00%
Effective income tax rate	0.00%	0.00%	0.00%

Common Stock - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Oct. 23, 2012 Oneida Resources Corp	Oct. 15, 2012 Oneida Resources Corp	Aug. 29, 2012 Oneida Resources Corp
Common stock, shares authorized	30,000,000	30,000,000	30,000,000	100,000,000	100,000,000			100,000,000
Common stock Shares, subscription received							5,000,000
Common stock Value, subscription received						$ 10,000

Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 15, 2012 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp Sunrise Financial Group Inc	Jun. 30, 2013 Oneida Resources Corp NLBDIT 2010 Enterprises, LLC	Jun. 30, 2013 Subsequent Event Oneida Resources Corp	Mar. 31, 2013 Subsequent Event Oneida Resources Corp Sunrise Financial Group Inc
Interest rate on Note payable					6.00%
Proffessional fees paid by related party on behalf of the company						$ 3,400	$ 3,400	$ 3,400			$ 3,400
Loans payable - related party						3,400	3,400		3,400
Notes Payable - Related party						5,900	5,900
Accounts Payable and Accrued expenses	(231,756)	(473,072)	(193,498)	(15)		65	65
Additional Amount borrowed from related party										$ 15,000